UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05010

The Huntington Funds

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Martin R. Dean

The Huntington National Bank

37 West Broad Street, 6th Floor

Columbus, OH 43215

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worchester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

Huntington Tax-Free Money Market Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Principal Amount		Value
Municipal Bonds — 96.4%

Colorado — 5.2%
$ 500,000	Colorado Educational & Cultural Facilities Authority Revenue, 0.050%, 12/1/35 (a)	$500,000
1,500,000	Colorado State Housing & Finance Authority, Multifamily Revenue, Series A-1, (SPA - FHLB), 0.060%, 10/1/30 (a)	1,500,000

		2,000,000

Delaware — 3.7%
1,400,000	University of Delaware, Revenue, 0.070%, 11/1/35 (a)	1,400,000

Florida — 11.1%
615,000	Broward County, FL, Housing Finance Authority Revenue, 0.060%, 12/1/29 (a)	615,000
1,305,000	Jacksonville, FL, Housing Finance Authority Revenue, (Fannie Mae Ins.), 0.060%, 7/15/33 (a)	1,305,000
100,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.080%, 5/1/25 (a)	100,000
300,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.070%, 11/1/36 (a)	300,000
1,425,000	Pinellas County, FL, Health Facilities Authority Revenue, Series A-1, (AGM Ins.), 0.070%, 11/1/38 (a)	1,425,000
500,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.060%, 1/15/32 (a)	500,000

		4,245,000

Indiana — 3.5%
1,350,000	City of Indianapolis, IN, Multifamily Housing Revenue, 0.060%, 5/15/38 (a)	1,350,000

Iowa — 3.7%
600,000	Iowa State Finance Authority, Health Facilities Revenue, Series B, 0.040%, 2/15/35 (a)	600,000
800,000	Iowa State Finance Authority, Health Facilities Revenue, Series A, 0.040%, 2/15/35 (a)	800,000

		1,400,000

Kentucky — 0.6%
215,000	McCracken County, KY, School District Finance Corp. Revenue, 2.000%, 6/1/14	215,602

Massachusetts — 1.3%
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series G, (LOC - Wells Fargo Bank N.A.), 0.030%, 7/1/26 (a)	500,000

Michigan — 3.5%
245,000	Township of Clay, MI, GO, 2.000%, 10/1/14	247,092
1,100,000	University of Michigan, Revenue, Series B, (SPA—Northern Trust Co.), 0.040%, 4/1/42 (a)	1,100,000

		1,347,092

Minnesota — 5.5%
150,000	Burnsville, MN, Multifamily Revenue, (Fannie Mae Ins.), 0.060%, 10/15/33 (a)	150,000
450,000	Minneapolis, MN, Housing Development Revenue, (Fannie Mae Ins.), 0.070%, 9/1/26 (a)	450,000
1,500,000	Minneapolis, MN, Housing and Redevelopment Revenue, Health Care Facilities, Series A, (SPA - U.S. Bank N.A.), 0.130%, 8/15/34 (a)	1,500,000

		2,100,000

Mississippi — 0.2%
60,000	Lauderdale County, MS,G.O., Series A, 1.000%, 4/1/14	60,000

Missouri — 3.9%
1,100,000	Missouri State Development Finance Board Revenue, Nelson Gallery Foundation, Series A, (SPA - Northern Trust Co.), 0.040%, 12/1/33 (a)	1,100,000
400,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-2, (LOC - Wells Fargo Bank N.A.), 0.040%, 10/1/35 (a)	400,000

		1,500,000

New York — 15.4%
900,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 0.060%, 11/1/22 (a)	900,000
2,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 0.060%, 11/1/42 (a)	2,000,000
1,200,000	New York City Water & Sewer System Revenue, Series B-3, (SPA - State Street B&T Co.), 0.040%, 6/15/43 (a)	1,200,000
600,000	New York State Housing Finance Agency Revenue, (Fannie Mae Ins.), 0.060%, 5/15/39 (a)	600,000
1,200,000	New York, NY, G.O., Series H-3, (AGM Ins. SPA - State Street B&T Co.), 0.050%, 8/1/21 (a)	1,200,000

		5,900,000

See accompanying notes which are an integral part of these portfolios of investments.

Principal Amount/ Shares		Value
North Carolina — 4.5%
$1,000,000	Charlotte-Mecklenburg, NC, Health Care System Revenue, Series B, (LOC - U.S. Bank N.A.), 0.040%, 1/15/26 (a)	$1,000,000
710,000	Charlotte-Mecklenburg, NC, Health Care System Revenue, Series H, (LOC - Wells Fargo Bank N.A.), 0.040%, 1/15/45 (a)	710,000

		1,710,000

Ohio — 16.2%
170,000	Chillicothe, OH, Limited Tax - Various Purpose, G.O., (Build America Mutual (BAM) Ins.), 1.000%, 12/1/14	170,646
1,369,000	City of Chillicothe, OH, G.O., BAN, 1.250%, 3/6/15	1,378,486
1,000,000	Cuyahoga Falls, OH, Street Improvement, G.O., BAN, 1.600%, 9/24/14	1,005,516
1,000,000	Forest Park, OH, G.O., BAN, 1.250%, 8/26/14	1,003,004
305,000	Harrison, OH, G.O., 2.625%, 10/23/14	307,927
1,200,000	Newark, OH, G.O., BAN, 1.000%, 7/28/14	1,202,317
1,000,000	Sylvania City, OH, School District Improvement, G.O., 1.000%, 8/28/14	1,002,245
115,000	West Liberty, OH, West Liberty-Salem Local School District, G.O., (Student Credit Program), 1.500%, 12/1/14	115,804

		6,185,945

Pennsylvania — 2.6%
1,000,000	Allegheny County, PA, Higher Education Building Authority Revenue, Carnegie Mellon University, (SPA - Bank of New York Mellon), 0.040%, 12/1/37 (a)	1,000,000

South Dakota — 3.9%
1,500,000	South Dakota State Housing Development Authority Revenue, (SPA - FHLB) 0.060%, 5/1/39 (a)	1,500,000

Tennessee — 1.9%
725,000	Jackson, TN, Health Educational & Housing Facility Board Multifamily Revenue, (Fannie Mae Ins.), 0.060%, 5/15/31 (a)	725,000

Texas — 5.1%
100,000	Austin, TX, Housing Finance Corp., Multifamily Housing Revenue, Stassney Woods Apartments, Series A, (Fannie Mae Ins., LOC - JPMorgan Chase Bank), 0.060%, 10/15/32 (a)	100,000
700,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-1, 0.040%, 9/1/31 (a)	700,000
700,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-2, (LOC - JPMorgan Chase & Co.), 0.040%, 9/1/31 (a)	700,000
460,000	Travis County, TX, Housing Finance Corp., Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.060%, 2/15/34 (a)	460,000

		1,960,000

Virginia — 2.0%
350,000	Arlington County, VA, Industrial Development Authority Revenue, Series A, (Fannie Mae Ins.), 0.060%, 3/1/35 (a)	350,000
425,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.060%, 10/15/32 (a)	425,000

		775,000

Washington — 2.6%
990,000	Washington Economic Development Finance Authority Revenue, Pioneer Human Services, 0.050%, 9/1/18 (a)	990,000

Total Municipal Bonds (Cost $36,863,639)		36,863,639

Cash Equivalents — 3.5%
1,344,106	FFI Institutional Tax-Exempt Fund 0.030% (b)	1,344,106

Total Cash Equivalents (Cost $1,344,106)		1,344,106

Total Investments (Cost $38,207,745) — 99.9%		38,207,745

Other Assets in Excess of Liabilities — 0.1%		39,668

Net Assets — 100.0%		$38,247,413

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2014.
(b)	Rate disclosed is the seven day yield as of March 31, 2014.

AGM — Assured Guaranty Municipal Corp.

BAN — Bond Anticipation Note

FHLB — Federal Home Loan Bank

G.O. — General Obligation

LOC — Letter of Credit

SPA — Standby Purchase Agreement

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Money Market Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Principal Amount		Value
U.S. Government Agencies — 69.0%

Federal Farm Credit Bank — 9.0% (a)
$ 8,100,000	0.216%, 7/16/14	$8,102,615
15,000,000	0.160%, 7/21/14	15,005,797
15,000,000	0.280%, 10/14/14	15,013,065

		38,121,477

Federal Home Loan Bank — 51.7%
15,000,000	0.060%, 4/25/14 (b) (c)	14,999,400
5,000,000	0.120%, 5/27/14	4,999,922
20,000,000	0.120%, 5/27/14	19,999,793
10,000,000	0.200%, 6/11/14 (a)	10,003,458
9,750,000	0.160%, 6/17/14	9,750,686
10,000,000	0.110%, 6/23/14	9,999,746
15,000,000	0.134%, 6/25/14 (a)	15,001,638
10,280,000	0.071%, 7/9/14 (b) (c)	10,278,021
15,000,000	0.090%, 7/15/14	14,999,326
21,000,000	0.071%, 8/1/14 (b) (c)	20,995,018
14,993,000	0.081%, 8/16/14 (b) (c)	14,988,769
15,000,000	0.098%, 8/21/14 (a)	14,999,759
15,000,000	0.085%, 8/22/14 (a)	14,998,909
18,000,000	0.092%, 8/29/14 (b) (c)	17,993,250
10,000,000	0.160%, 9/8/14	10,000,343
15,000,000	0.106%, 3/20/15 (a)	15,000,150

		219,008,188

Federal National Mortgage Association — 8.3% (a)
10,000,000	0.360%, 6/23/14	10,006,531
15,000,000	0.137%, 9/11/14	15,002,127
10,000,000	0.450%, 11/21/14	10,024,031

		35,032,689

Total U.S. Government Agencies (Cost $292,162,354)		292,162,354

U.S. Treasury Obligations — 23.8%

U.S. Treasury Bills — 23.8% (c)
61,969,100	0.015%, 4/10/14	61,968,868
31,946,000	0.075%, 4/24/14	31,944,449
6,928,000	0.075%, 8/21/14	6,925,950

Total U.S. Treasury Obligations (Cost $100,839,267)		100,839,267

Repurchase Agreements — 7.2%
30,391,600	TD Securities, 0.040%, dated 3/31/14, due 4/1/14, Repurchase price $30,391,634 (collateralized by U.S. Treasury Bills, 0.000%, 6/26/14, market value $30,999,432)	30,391,600

Total Repurchase Agreements (Cost $30,391,600)		30,391,600

Total Investments (Cost $423,393,221) — 100.0%		423,393,221

Other Assets in Excess of Liabilities — 0.0%		26,092

Net Assets — 100.0%		$423,419,313

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2014.
(b)	Zero coupon bond.
(c)	Rate represents the effective yield at purchase.

See accompanying notes which are an integral part of these schedules of investments.

Huntington Ohio Municipal Money Market Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Principal Amount		Value
Municipal Bonds — 88.4%

New York — 2.5%
$ 1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 0.060%, 11/1/22 (a)	$1,000,000
1,000,000	New York City Water & Sewer System Revenue, Series B-3, (SPA - State Street B&T Co.), 0.040%, 6/15/45 (a)	1,000,000
1,000,000	New York, NY, G.O., Series H-3, (AGM Ins. SPA - State Street B&T Co.), 0.050%, 8/1/21 (a)	1,000,000

		3,000,000

Ohio — 85.9%
850,000	Butler County, OH, Heathcare Facilities Revenue, Colonial Senior Services, Inc. Project, (LOC - U.S. Bank N.A.), 0.070%, 7/1/24 (a)	850,000
1,170,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.060%, 6/1/35 (a)	1,170,000
500,000	Clark County, OH, Various Purposes, G.O., BAN, 0.750%, 5/29/14	500,237
350,000	Cleveland, OH, Cleveland Heights & University Heights City School Districts COP, 1.500%, 12/1/14	352,853
3,000,000	Cleveland, OH, Waterworks Revenue, Series Q, 0.050%, 1/1/33 (a)	3,000,000
2,315,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, SPC Buildings 1&3 LLC, (LOC - JPMorgan Chase Bank), 0.060%, 1/1/37 (a)	2,315,000
1,250,000	Cleveland, OH, Cuyahoga County Port Authority Educational Facilities Revenue, Laurel School Project, (LOC - JPMorgan Chase Bank), 0.060%, 4/1/38 (a)	1,250,000
2,750,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facilities Revenue, Cleveland Museum of Art, Series B, (SPA - JP Morgan Chase Bank), 0.060%, 10/1/40 (a)	2,750,000
1,000,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facilities Revenue, Cleveland Museum of Art, Series A, (SPA - JPMorgan Chase Bank), 0.060%, 10/1/40 (a)	1,000,000
2,300,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.060%, 7/1/35 (a)	2,300,000
2,375,000	Columbus, OH, Adjusted Sanitary Sewer, G.O., Series 1, 0.050%, 12/1/26 (a)	2,375,000
1,180,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, Series A, (LOC - U.S. Bank N.A.), 0.060%, 1/1/30 (a)	1,180,000
1,800,000	Columbus, OH, Sewer Revenue, Series B, 0.050%, 6/1/32 (a)	1,800,000
1,570,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.060%, 12/1/36 (a)	1,570,000
105,000	County of Warren, OH, G.O., 6.550%, 12/1/14	109,316
2,500,000	Delaware County, OH, Port Authority, Economic Development Revenue, The Columbus Zoological Park Association, Inc., (LOC - JPMorgan Chase Bank), 0.070%, 8/1/18 (a)	2,500,000
1,000,000	Elyria, OH, Various Purpose Improvement, G.O., BAN, 0.600%, 6/4/14	1,000,348
2,800,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.060%, 12/1/21 (a)	2,800,000
1,750,000	Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital, Series D, 0.060%, 11/1/33 (a)	1,750,000
3,000,000	Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital, Series B, 0.050%, 11/1/40 (a)	3,000,000
2,500,000	Franklin County, OH, OhioHealth Facilities Revenue, Series A, (SPA - Barclays Bank PLC), 0.060%, 11/15/41 (a)	2,500,000
1,000,000	Green, OH, Street Improvement, G.O., BAN, Series D, 1.000%, 7/31/14	1,002,317
1,090,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, (LOC - JPMorgan Chase Bank), 0.060%, 5/15/28 (a)	1,090,000
1,675,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, Series M, 0.060%, 5/15/37 (a)	1,675,000

See accompanying notes which are an integral part of these portfolios of investments.

Principal Amount		Value
$ 1,000,000	Hamilton, OH, Various Purposes, G.O., BAN, 1.000%, 10/2/14	$1,002,007
750,000	Licking County, OH, County Road Improvement, G.O., BAN, 1.000%, 6/5/14	750,797
900,000	Lorain County, OH, Port Authority Revenue, BAN, 2.500%, 11/4/14	909,293
570,000	Mahoning County, OH, Various Purposes, G.O., BAN, 1.500%, 10/9/14	573,119
500,000	Mahoning County, OH, Various Purposes, G.O., 1.500%, 10/9/14	502,865
1,511,000	Maple Heights, OH, City School District, G.O., BAN, 1.250%, 4/10/14	1,511,222
400,000	Mayfield Heights, OH, Various Purposes, G.O. 1.000%, 8/14/14	400,587
500,000	Mayfield, OH, City School District, G.O., BAN, 1.750%, 6/26/14	501,464
2,435,000	Montgomery County, OH, Transportation Improvement District Revenue, (Municipal Gov’t Guaranteed), 1.250%, 2/11/15	2,452,841
1,100,000	Montgomery County, OH, Revenue, Various Catholic Health, Series B-1, (SPA - Bank of NY Mellon), 0.160%, 3/1/27 (a)	1,100,000
3,205,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - Barclays Bank PLC), 0.050%, 11/15/39 (a)	3,205,000
1,795,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series C, (SPA - Wells Fargo Bank N.A.), 0.040%, 11/15/39 (a)	1,795,000
1,795,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series C, (SPA - JPMorgan Chase Bank), 0.040%, 11/15/45 (a)	1,795,000
1,400,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - JPMorgan Chase Bank), 0.050%, 11/15/45 (a)	1,400,000
500,000	Norton, OH, G.O., BAN, 1.000%, 8/21/14	500,675
3,365,000	Ohio State, Infrastructure Improvements, G.O., Series D, 0.050%, 2/1/19 (a)	3,365,000
220,000	Ohio State, Common Schools, G.O., Series B, 0.050%, 3/15/25 (a)	220,000
1,755,000	Ohio State, Common Schools, G.O., Series C, 0.050%, 6/15/26 (a)	1,755,000
2,000,000	Ohio State Air Quality Development Authority Revenue, Series C, (LOC - Bank of Nova Scotia), 0.060%, 10/1/18 (a)	2,000,000
1,400,000	Ohio State Air Quality Development Authority Revenue, Air Quality Development Authority Revenue, Series B, (LOC - Bank of Nova Scotia), 0.050%, 2/1/26 (a)	1,400,000
1,000,000	Ohio State Air Quality Development Authority Revenue, Series B, (LOC - Bank of Nova Scotia), 0.060%, 10/1/33 (a)	1,000,000
295,000	Ohio State Higher Educational Facilities Revenue, Higher Educational Facilities Revenue, Xavier University Project, (LOC - U.S. Bank N.A.), 0.060%, 5/1/15 (a)	295,000
2,895,000	Ohio State Higher Educational Facilities Revenue, Case Western Reserve, Series A, 0.050%, 10/1/22 (a)	2,895,000
2,290,000	Ohio State Higher Educational Facilities Revenue, Higher Educational Facilities Revenue, Case Western Reserve, Series A, 0.050%, 10/1/31 (a)	2,290,000
2,015,000	Ohio State Higher Educational Facilities Revenue, Higher Educational Facilities Revenue, Case Western Reserve, Series A, 0.050%, 10/1/31 (a)	2,015,000
2,500,000	Ohio State Higher Educational Facilities Revenue, Series A, 0.070%, 11/15/31 (a)	2,500,000
380,000	Ohio State Higher Educational Facilities Revenue, Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.070%, 12/1/32 (a)	380,000
2,000,000	Ohio State Higher Educational Facilities Revenue, Cleveland Clinic Health Systems, 0.030%, 1/1/39 (a)	2,000,000
2,150,000	Ohio State Higher Educational Facilities Revenue, Cleveland Clinic Health Systems, Series B-3, 0.040%, 1/1/39 (a)	2,150,000
100,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, Series A, (LOC - U.S. Bank N.A.), 0.060%, 5/1/42 (a)	100,000
1,265,000	Ohio State Higher Educational Facilities Revenue, Series B-4, 0.040%, 1/1/43 (a)	1,265,000
2,900,000	Ohio State Higher Educational Facilities Revenue, Oberlin College Project, 0.060%, 10/1/48 (a)	2,900,000

See accompanying notes which are an integral part of these portfolios of investments.

Principal Amount/ Shares		Value
$2,060,000	Ohio State University, General Receipts Revenue, 0.040%, 12/1/27 (a)	$2,060,000
2,820,000	Ohio State University, General Receipts Revenue, Series B, 0.050%, 12/1/28 (a)	2,820,000
100,000	Ohio State Water Development Authority Revenue, Series A, 4.000%, 6/1/14	100,599
1,805,000	Ohio State Water Development Authority Revenue, Series B, (LOC - Bank of Nova Scotia), 0.060%, 10/1/18 (a)	1,805,000
3,000,000	Ohio State Water Development Authority Revenue, Water Development Authority Revenue, (LOC - Bank of Nova Scotia), 0.060%, 10/1/33 (a)	3,000,000
1,145,000	Pataskala, OH, G.O., BAN, Series B, 1.500%, 11/19/14	1,153,188
110,000	Perry, OH, Local School District, G.O., (AGM Ins.), 1.000%, 12/1/14	110,511
3,000,000	Sylvania, OH, City School District Improvement, G.O., 1.000%, 8/28/14	3,006,735
1,000,000	Township of Miami, OH, Montgomery County, G.O., 1.000%, 2/11/15	1,005,600
3,000,000	Union Township, OH, G.O., BAN, 1.500%, 9/10/14	3,013,913

		104,845,487

Total Municipal Bonds (Cost $107,845,487)		107,845,487

Cash Equivalents — 9.0%
4,882,107	FFI Institutional Tax-Exempt Fund 0.030% (b)	4,882,107
6,057,295	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I 0.010% (b)	6,057,295

Total Cash Equivalents (Cost $10,939,402)		10,939,402

Total Investments (Cost $118,784,889) — 97.4%		118,784,889

Other Assets in Excess of Liabilities — 2.6%		3,191,057

Net Assets — 100.0%		$121,975,946

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2014.
(b)	Rate disclosed is the seven day yield as of March 31, 2014.

AGM — Assured Guaranty Municipal Corp.

BAN — Bond Anticipation Note

COP — Certificate of Participate

G.O. — General Obligation

LOC — Letter of Credit

SPA — Standby Purchase Agreement

See accompanying notes which are an integral part of these portfolios of investments.

Huntington U.S. Treasury Money Market Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Principal Amount		Value
U.S. Treasury Obligations — 78.7%

U.S. Treasury Bills — 33.1% (a)
$ 3,594,500	0.020%, 4/3/14	$3,594,494
111,894,000	0.020%, 4/10/14	111,893,375
176,130,000	0.060%, 4/17/14	176,124,971
99,818,000	0.100%, 4/24/14	99,811,144
25,955,000	0.071%, 5/8/14	25,953,133
12,305,000	0.075%, 8/21/14	12,301,360

		429,678,477

U.S. Treasury Notes — 45.6%
125,075,000	1.250%, 4/15/14	125,131,875
25,000,000	1.875%, 4/30/14	25,034,245
40,000,000	1.000%, 5/15/14	40,041,756
25,000,000	0.250%, 5/31/14	25,007,662
75,000,000	0.750%, 6/15/14	75,105,167
25,000,000	0.250%, 6/30/14	25,011,365
25,000,000	2.625%, 6/30/14	25,156,860
25,000,000	0.625%, 7/15/14	25,039,339
25,000,000	0.125%, 7/31/14	25,002,701
50,000,000	0.500%, 8/15/14	50,081,841
25,000,000	0.250%, 8/31/14	25,016,941
25,000,000	0.500%, 10/15/14	25,053,766
25,000,000	2.125%, 11/30/14	25,335,500
75,000,000	0.090%, 1/31/16 (b)	74,965,147

		590,984,165

Total U.S. Treasury Obligations (Cost $1,020,662,642)		1,020,662,642

Repurchase Agreements — 21.2%
125,000,000	TD Securities, 0.050%, dated 3/26/14, due 4/2/14, Repurchase price $125,001,215 (collateralized by U.S. Treasury Note, 2.375%, 2/28/15, market value $127,290,713)	125,000,000
150,000,000	TD Securities, 0.060%, dated 3/31/14, due 4/1/14, Repurchase price $150,000,250 (collateralized by U.S. Treasury Note, 0.250%, 2/15/15, market value $152,953,570)	150,000,000

Total Repurchase Agreements (Cost $275,000,000)		275,000,000

Total Investments (Cost $1,295,662,642) — 99.9%		1,295,662,642

Other Assets in Excess of Liabilities — 0.1%		1,642,599

Net Assets — 100.0%		$1,297,305,241

(a)	Rate represents the effective yield at purchase.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2014.

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Disciplined Equity Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares/ Contracts		Value
Common Stocks — 98.6%

Consumer Discretionary — 9.1%
15,000	BorgWarner, Inc. (a)	$922,050
80,000	Ford Motor Co. (a)	1,248,000
70,000	International Game Technology (a)	984,200
24,400	Lowe’s Companies, Inc. (a)	1,193,160
17,900	Starbucks Corp. (a)	1,313,502
21,700	Walt Disney Co./The (a)	1,737,519

		7,398,431

Consumer Staples — 8.0%
29,600	Colgate-Palmolive Co. (a)	1,920,152
11,000	Costco Wholesale Corp.	1,228,480
23,100	PepsiCo, Inc. (a)	1,928,850
17,200	Philip Morris International, Inc. (a)	1,408,164

		6,485,646

Energy — 10.9%
19,300	Apache Corp.	1,600,935
13,700	ConocoPhillips (a)	963,795
45,100	Exxon Mobil Corp. (a)	4,405,368
32,000	Halliburton Co. (a)	1,884,480

		8,854,578

Financials — 13.2%
97,000	Bank of America Corp. (a)	1,668,400
45,500	JPMorgan Chase & Co. (a)	2,762,305
27,300	MetLife, Inc. (a)	1,441,440
14,500	Morgan Stanley (a)	451,965
40,000	U.S. Bancorp (a)	1,714,400
54,000	Wells Fargo & Co. (a)	2,685,960

		10,724,470

Health Care — 15.1%
16,000	Amgen, Inc. (a)	1,973,440
31,100	Baxter International, Inc.	2,288,338
15,000	Johnson & Johnson (a)	1,473,450
25,000	Medtronic, Inc. (a)	1,538,500
27,700	Merck & Co., Inc. (a)	1,572,529
107,400	Pfizer, Inc. (a)	3,449,688

		12,295,945

Industrials — 11.5%
15,000	3M Co.	2,034,900
11,000	Caterpillar, Inc. (a)	1,093,070
20,000	Deere & Co. (a)	1,816,000
15,000	Delta Air Lines, Inc.	519,750
10,000	Eaton Corp. PLC	751,200
5,500	General Dynamics Corp. (a)	599,060
4,400	General Electric Co.	113,916
10,000	United Continental Holdings, Inc. *	446,300
8,900	United Parcel Service, Inc., Class B (a)	866,682
10,000	United Technologies Corp. (a)	1,168,400

		9,409,278

Information Technology — 22.7%
5,000	Accenture PLC, Class A (a)	398,600
10,000	Broadcom Corp., Class A (a)	314,800
94,500	Cisco Systems, Inc. (a)	2,117,745
32,000	eBay, Inc. (a) *	1,767,680
52,100	EMC Corp. (a)	1,428,061
20,000	Facebook, Inc., Class A (a) *	1,204,800
2,500	Google, Inc., Class A *	2,786,275
72,000	Intel Corp. (a)	1,858,320
12,200	International Business Machines Corp. (a)	2,348,378
28,800	Microsoft Corp. (a)	1,180,512
39,100	Oracle Corp. (a)	1,599,581
18,500	QUALCOMM, Inc. (a)	1,458,910

		18,463,662

Materials — 4.9%
30,000	Dow Chemical Co./The (a)	1,457,700
8,200	EI du Pont de Nemours & Co. (a)	550,220
15,400	Praxair, Inc. (a)	2,016,938

		4,024,858

Telecommunication Services — 2.9%
68,700	AT&T, Inc. (a)	2,409,309

Utilities — 0.3%
6,900	Exelon Corp.	231,564

Total Common Stocks (Cost $61,406,469)		80,297,741

Options Purchased — 0.5%
450	CBOE Volatility Index, Call @ $14, Expiring April 2014	62,100
500	CBOE Volatility Index, Call @ $14, Expiring May 2014	110,000
450	CBOE Volatility Index, Call @ $15, Expiring April 2014	41,400
2,000	SPDR S&P 500 Index, Put @ $184, Expiring April 2014 (b)	204,000

Total Options Purchased (Cost $1,015,458)		417,500

Exchange-Traded Funds — 0.5%
10,400	Utilities Select Sector SPDR Fund	431,184

Total Exchange-Traded Funds (Cost $352,770)		431,184

Cash Equivalents — 3.5%
2,812,399	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (c) (d)	2,812,399

Total Cash Equivalents (Cost $2,812,399)		2,812,399

Total Investments (Cost $65,587,096) — 103.1%		83,958,824

Liabilities in Excess of Other Assets — (3.1)%		(2,510,576)

Net Assets — 100.0%		$81,448,248

(a)	All or a portion of the security is held as collateral for written call options.
(b)	All or a portion of the security is held as collateral for written put options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2014.
*	Non-income producing security.

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these schedules of investments.

Huntington Dividend Capture Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Common Stocks — 70.6%

Consumer Discretionary — 2.9%
54,500	Comcast Corp., Class A	$2,726,090
111,000	Ford Motor Co.	1,731,600
68,000	Gentex Corp.	2,144,040
91,900	Shaw Communications, Inc., Class B (a)	2,196,410

		8,798,140

Consumer Staples — 6.1%
62,000	Colgate-Palmolive Co.	4,021,940
125,350	ConAgra Foods, Inc.	3,889,610
72,250	Kellogg Co.	4,530,797
25,250	Kimberly-Clark Corp.	2,783,813
100,000	Sysco Corp.	3,613,000

		18,839,160

Energy — 12.2%
18,650	Chevron Corp.	2,217,672
84,900	ConocoPhillips	5,972,715
55,100	Enterprise Products Partners LP (a)	3,821,736
60,050	Exxon Mobil Corp.	5,865,684
150,500	Marathon Oil Corp.	5,345,760
47,750	Murphy Oil Corp.	3,001,565
40,300	Occidental Petroleum Corp.	3,840,187
121,900	Suncor Energy, Inc.	4,261,624
67,700	TransCanada Corp. (a)	3,081,704

		37,408,647

Financials — 14.7%
51,000	Bank of Montreal (a)	3,417,510
40,500	Canadian Imperial Bank of Commerce	3,490,695
55,000	Federated Investors, Inc., Class B (a)	1,679,700
219,000	FNB Corp.	2,934,600
373,000	Fulton Financial Corp.	4,692,340
43,000	Hancock Holding Co.	1,575,950
82,500	JPMorgan Chase & Co.	5,008,575
53,250	Northern Trust Corp.	3,491,070
352,750	Old National Bancorp	5,259,502
88,250	Susquehanna Bancshares, Inc.	1,005,168
24,250	Toronto-Dominion Bank	1,138,538
108,250	Trustmark Corp. (a)	2,744,138
127,600	U.S. Bancorp	5,468,936
62,600	Wells Fargo & Co.	3,113,724

		45,020,446

Health Care — 6.7%
19,000	AbbVie, Inc.	976,600
31,000	AstraZeneca PLC ADR	2,011,280
40,250	Baxter International, Inc.	2,961,595
22,500	Johnson & Johnson	2,210,175
95,650	Merck & Co., Inc. (b)	5,430,050
90,000	Meridian Bioscience, Inc. (a)	1,961,100
120,450	Pfizer, Inc.	3,868,854
17,500	St. Jude Medical, Inc.	1,144,325

		20,563,979

Industrials — 5.7%
134,500	CSX Corp.	3,896,465
228,750	General Electric Co.	5,922,337
39,500	Illinois Tool Works, Inc.	3,212,535
32,500	PACCAR, Inc.	2,191,800
24,000	United Parcel Service, Inc., Class B	2,337,120

		17,560,257

Information Technology — 7.4%
93,500	CA, Inc.	2,895,695
211,000	Cisco Systems, Inc.	4,728,510
42,000	EMC Corp.	1,151,220
143,600	Intel Corp.	3,706,316
26,000	Lexmark International, Inc., Class A (a)(b)	1,203,540
64,450	Microsoft Corp.	2,641,806
72,800	Paychex, Inc. (a)	3,101,280
88,000	Taiwan Semiconductor Manufacturing Co. Ltd. , (ADR)	1,761,760
126,000	Xerox Corp.	1,423,800

		22,613,927

Materials — 2.4%
105,750	Bemis Co., Inc.	4,149,630
41,500	Olin Corp. (a)	1,145,815
50,750	Sonoco Products Co.	2,081,765

		7,377,210

Real Estate Investment Trusts — 8.6%
97,000	Associated Estates Realty Corp. (a)	1,643,180
29,000	Camden Property Trust	1,952,860
66,500	CBL & Associates Properties, Inc.	1,180,375
110,000	DDR Corp. (a)	1,812,800
62,800	HCP, Inc.	2,436,012
38,500	Highwoods Properties, Inc.	1,478,785
30,000	Home Properties, Inc.	1,803,600
145,600	Kimco Realty Corp. (a)	3,185,728
194,000	Lexington Realty Trust	2,116,540
33,500	Liberty Property Trust	1,238,160
253,000	Medical Properties Trust, Inc.	3,235,870
35,000	Post Properties, Inc.	1,718,500
50,000	Sun Communities, Inc.	2,254,500
6,500	Ventas, Inc.	393,705

		26,450,615

Telecommunication Services — 1.9%
149,250	AT&T, Inc.	5,234,197
10,500	Verizon Communications, Inc.	499,485

		5,733,682

Utilities — 2.0%
124,750	CenterPoint Energy, Inc.	2,955,328
42,750	CMS Energy Corp.	1,251,720
88,000	Questar Corp.	2,092,640

		6,299,688

Total Common Stocks (Cost $190,646,570)		216,665,751

Preferred Stocks — 20.3%

Consumer Discretionary — 0.1%
15,000	Comcast Corp., 5.000%	356,700

Financials — 12.7%
115,000	Allstate Corp./The, 5.100%	2,863,500
80,000	American Financial Group, Inc., 7.000%	2,069,600
69,000	Ameriprise Financial, Inc., 7.750%	1,767,780
135,000	Axis Capital Holdings Ltd., Series C, 6.875%	3,402,000
200,000	BB&T Corp., 5.850%	4,720,000

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
150,000	Charles Schwab Corp./The, Series B, 6.000%	$3,727,500
100,000	General Electric Capital Corp., 4.875%	2,353,000
145,000	JPMorgan Chase Capital XXIX, 6.700%	3,717,800
55,000	KKR Financial Holdings LLC, 8.375%	1,522,950
111,750	PartnerRe Ltd., Series E, 7.250%	2,962,492
100,000	Prudential Financial, Inc., 5.700%	2,335,000
110,000	Raymond James Financial, Inc., 6.900%	2,871,000
75,000	State Street Corp., Series C, 5.250%	1,686,750
105,000	Wells Fargo & Co., Series J, 8.000%	3,059,700

		39,059,072

Industrials — 1.0%
125,000	Stanley Black & Decker, Inc., 5.750%	2,996,250

Real Estate Investment Trusts — 5.8%
130,000	Kimco Realty Corp., Series H, 6.900%	3,350,100
182,000	PS Business Parks, Inc., Series S, 6.450%	4,377,100
145,000	Public Storage, Inc., Series V, 5.375%	3,120,400
155,000	Realty Income Corp., Series F, 6.625%	3,904,450
25,000	Ventas Realty LP / Ventas Capital Corp., 5.450%	577,500
95,000	Vornado Realty LP, 7.875%	2,451,000

		17,780,550

Utilities — 0.7%
55,000	Dominion Resources, Inc., Class A, 8.375%	1,402,500
30,000	Duke Energy Corp., 5.125%	696,000

		2,098,500

Total Preferred Stocks (Cost $62,732,239)		62,291,072

Exchange-Traded Funds — 7.0%
200,000	iShares U.S. Preferred Stock ETF	7,806,000
55,000	iShares U.S. Real Estate ETF (a)	3,721,850
140,000	PowerShares Preferred Portfolio	1,996,400
106,750	SPDR S&P Dividend ETF	7,854,665

Total Exchange-Traded Funds (Cost $20,321,152)		21,378,915

Cash Equivalents — 2.0%
6,126,232	Huntington U.S. Treasury Money Market Fund, Institutional Shares 0.030% (c) (d)	6,126,232

Total Cash Equivalents (Cost $6,126,232)		6,126,232

Short-Term Securities Held as Collateral for Securities Lending — 7.8%
24,024,354	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (d)	24,024,354

Total Short-Term Securities Held as Collateral for Securities Lending(Cost $24,024,354)		24,024,354

Total Investments (Cost $303,850,547) — 107.7%		330,486,324

Liabilities in Excess of Other Assets — (7.7)%		(23,660,717)

Net Assets — 100.0%		$306,825,607

(a)	All or a portion of the security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014 was $23,089,427.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2014.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these schedules of investments.

Huntington Global Select Markets Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Common Stocks — 95.0%
Brazil — 7.3%

Consumer Discretionary — 2.6%
27,000	Kroton Educacional SA	$586,299

Financials — 3.0%
62,000	BB Seguridade Participacoes SA	680,811

Materials — 1.7%
35,000	Fibria Celulose SA *	387,569

		1,654,679

China — 10.8%

Consumer Discretionary — 2.3%
83,000	Byd Co. Ltd. *	513,106

Financials — 2.0%
56,000	Ping An Insurance Group Co. of China Ltd.	464,237

Information Technology — 6.5%
2,700	Baidu, Inc. ADR *	411,426
150,000	Kingsoft Corp. Ltd.	590,803
6,600	Tencent Holdings Ltd.	459,067

		1,461,296

		2,438,639

Hong Kong — 4.2%

Consumer Discretionary — 2.2%
185,000	Haier Electronics Group Co. Ltd.	500,877

Health Care — 2.0%
540,000	Sino Biopharmaceutical Ltd.	460,188

		961,065

India — 11.6%

Consumer Discretionary — 2.6%
130,000	Zee Entertainment Enterprises Ltd.	588,710

Consumer Staples — 2.1%
34,000	Godrej Consumer Products Ltd.	487,615

Financials — 2.6%
13,400	ICICI Bank Ltd. ADR	586,920

Health Care — 2.1%
49,000	Sun Pharmaceutical Industries Ltd.	470,006

Information Technology — 2.2%
14,000	Tata Consultancy Services Ltd.	498,400

		2,631,651

Indonesia — 5.2%

Consumer Discretionary — 2.4%
440,000	Matahari Department Store Tbk PT *	538,380

Telecommunication Services — 2.8%
1,200,000	Tower Bersama Infrastructure Tbk PT	633,803

		1,172,183

Malaysia — 4.3%

Industrials — 1.9%
550,000	Supermax Corp. Bhd	438,046

Information Technology — 2.4%
513,000	Globetronics Technology Bhd	540,579

		978,625

Mexico — 9.9%

Consumer Discretionary — 2.6%
162,000	Alsea SAB de CV	587,546

Financials — 5.0%
306,000	Compartamos SAB de CV	559,709
85,000	Grupo Financiero Banorte SAB de CV	574,827

		1,134,536

Health Care — 2.3%
200,000	Genomma Lab Internacional SAB de CV *	514,572

		2,236,654

Philippines — 3.0%

Consumer Staples — 3.0%
680,000	Puregold Price Club, Inc.	668,155

Poland — 6.3%

Consumer Discretionary — 2.0%
155	LPP SA	455,599

Financials — 2.2%
170,000	Bank Millennium SA *	503,175

Information Technology — 2.1%
93,000	CD Projekt SA (a) *	471,182

		1,429,956

Republic of South Korea — 13.1%

Consumer Discretionary — 3.7%
2,000	Hyundai Motor Co.	472,359
17,700	Pyeong Hwa Automotive Co. Ltd.	366,408

		838,767

Consumer Staples — 5.2%
12,000	Cosmax, Inc.	677,488
10,000	i-SENS, Inc. *	498,706

		1,176,194

Financials — 2.0%
10,000	Shinhan Financial Group Co. Ltd.	442,249

Information Technology — 2.2%
700	NAVER Corp.	509,809

		2,967,019

Taiwan — 17.1%

Consumer Discretionary — 2.1%
40,500	Eclat Textile Co. Ltd.	468,024

Financials — 2.1%
359,687	Fubon Financial Holding Co. Ltd.	487,691

Industrials — 2.3%
472,000	Teco Electric and Machinery Co. Ltd.	526,080

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Value
Information Technology — 5.8%
34,000	MediaTek, Inc.	$501,740
40,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	800,800

		1,302,540

Materials — 4.8%
396,246	Asia Cement Corp.	494,332
525,000	Ton Yi Industrial Corp.	596,356

		1,090,688

		3,875,023

Thailand — 2.2%

Communications — 2.2%
390,000	Thaicom PCL	496,298

Total Common Stocks (Cost $18,656,452)		21,509,947

Foreign Government Bonds — 0.7%

Indonesia — 0.7%
1,700,000,000	Indonesian Government, Series FR55, 7.375%, 9/15/16 (b)	149,648

Total Foreign Government Bonds (Cost $201,244)		149,648

Cash Equivalents — 6.5%
1,473,707	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (c) (d)	1,473,707

Total Cash Equivalents (Cost $1,473,707)		1,473,707

Preferred Stocks — 0.2%

India — 0.2%

Communications — 0.2%
2,730,000	Zee Entertainment Enterprises Ltd., 6.000%,	32,348

Total Preferred Stocks (Cost $44,695)		32,348

Short-Term Securities Held as Collateral for Securities Lending — 1.0%
232,880	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (d)	232,880

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $232,880)		232,880

Total Investments (Cost $20,608,978) — 103.4%		23,398,530

Liabilities in Excess of Other Assets — (3.4)%		(765,206)

Net Assets — 100.0%		$22,633,324

(a)	All or a portion of the security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014 was $213,012.
(b)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these portfolios of investments.

Huntington International Equity Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Common Stocks — 93.7%

Belgium — 2.5%

Consumer Staples — 2.5%
57,300	Anheuser-Busch InBev NV	$6,007,481

Brazil — 2.4%

Materials — 2.4%
420,000	Vale SA ADR	5,808,600

Canada — 3.9%

Industrials — 3.9%
60,000	Canadian National Railway Co.	3,370,902
40,000	Canadian Pacific Railway Ltd.	6,017,200

		9,388,102

France — 9.8%

Financials — 7.3%
250,900	AXA SA ADR	6,523,400
82,011	BNP Paribas	6,326,095
300,000	Credit Agricole SA *	4,730,316

		17,579,811

Industrials — 2.5%
88,000	Safran SA	6,097,017

		23,676,828

Germany — 14.6%

Financials — 2.3%
33,300	Allianz SE	5,629,138

Health Care — 4.3%
39,000	Bayer AG	5,275,222
120,000	Stada Arzneimittel AG	5,135,772

		10,410,994

Industrials — 5.5%
145,000	GEA Group AG (a)	6,628,229
49,000	Siemens AG	6,595,440

		13,223,669

Information Technology — 2.5%
74,000	SAP AG ADR (a)	6,016,940

		35,280,741

Hong Kong — 2.5%

Industrials — 2.5%
450,000	Hutchison Whampoa Ltd.	5,958,313

Japan — 17.6%

Consumer Discretionary — 2.6%
130,000	Denso Corp.	6,232,040

Consumer Staples — 0.8%
32,800	Welcia Holdings Co. Ltd.	1,846,321

Financials — 1.8%
100,000	Sumitomo Mitsui Financial Group, Inc.	4,271,666

Industrials — 2.6%
116,000	Makita Corp.	6,372,330

Information Technology — 7.3%
15,680	KEYENCE Corp.	6,467,060
64,000	Murata Manufacturing Co. Ltd.	6,036,332
1,050,000	Yahoo Japan Corp.	5,147,508

		17,650,900

Telecommunication Services — 2.5%
80,000	Softbank Corp.	6,045,633

		42,418,890

Netherlands — 1.9%

Materials — 1.9%
50,000	Lyondellbasell Industries NV, Class A	4,447,000

Singapore — 0.0%

Real Estate Investment Trust — 0.0%
53,430	Keppel REIT	48,424

Spain — 2.5%

Financials — 2.5%
506,097	Banco Bilbao Vizcaya SA	6,078,602
4	Banco Santander SA ADR	38

		6,078,640

Sweden — 5.5%

Consumer Discretionary — 3.0%
168,200	Hennes & Mauritz AB (a)	7,172,320

Materials — 2.5%
208,000	Svenska Cellulosa AB (SCA)	6,121,853

		13,294,173

Switzerland — 9.6%

Financials — 4.9%
48,000	ACE Ltd.	4,754,880
216,800	Credit Suisse Group AG (a)	7,011,427

		11,766,307

Health Care — 4.7%
89,000	Novartis AG	7,550,649
13,000	Roche Holding AG	3,896,927

		11,447,576

		23,213,883

United Kingdom — 15.0%

Consumer Discretionary — 4.0%
400,000	Greene King PLC	6,021,505
45,000	Liberty Global PLC, Class A (a) *	1,872,000
45,000	Liberty Global PLC, Class C *	1,831,950

		9,725,455

Consumer Staples — 1.6%
46,601	Reckitt Benckiser Group PLC	3,796,601

Health Care — 3.9%
58,000	AstraZeneca PLC ADR	3,763,040
106,126	GlaxoSmithKline PLC ADR	5,670,312

		9,433,352

Information Technology — 1.6%
3,200,000	Monitise PLC *	3,787,614

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Value
Telecommunication Services — 3.9%
909,000	BT Group PLC	$5,750,863
1,003,636	Vodafone Group PLC	3,685,938

		9,436,801

		36,179,823

United States — 5.9%

Energy — 2.4%
60,352	Schlumberger Ltd.	5,884,320

Financials — 2.6%
130,000	Citigroup, Inc.	6,188,000

Information Technology — 0.9%
2,000	Google, Inc., Class A *	2,229,020

		14,301,340

Total Common Stocks (Cost $177,327,219)		226,102,238

Exchange-Traded Funds — 1.1%
40,000	iShares MSCI EAFE ETF (a)	2,686,800

Total Exchange-Traded Funds (Cost $2,667,442)		2,686,800

Rights — 0.1%
Spain — 0.1%

Financials — 0.1%
506,097	Banco Bilbao Vizcaya SA, Expiring 4/17/14	118,532

Total Rights (Cost $0)		118,532

Cash Equivalents — 4.8%
11,620,379	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	11,620,379

Total Cash Equivalents (Cost $11,620,379)		11,620,379

Short-Term Securities Held as Collateral for Securities Lending — 10.9%
26,177,358	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (c)	26,177,358

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $26,177,358)		26,177,358

Total Investments (Cost $217,792,398) — 110.6%		266,705,307

Liabilities in Excess of Other Assets — (10.6)%		(25,506,830)

Net Assets — 100.0%		$241,198,477

(a)	All or a portion of the security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014 was $25,296,631.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Real Strategies Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares/ Contracts		Value
Common Stocks — 71.5%

Energy — 46.3%
9,700	Alliance Resource Partners LP	$816,158
55,500	Canadian Natural Resources Ltd.	2,129,535
83,200	Canadian Oil Sands Ltd. (a)	1,743,040
74,000	Cheniere Energy, Inc. *	4,095,900
94,110	Chesapeake Energy Corp.	2,411,098
30,300	Consol Energy, Inc.	1,210,485
85,090	EnCana Corp.	1,819,224
26,600	Enterprise Products Partners LP (a)	1,844,976
39,300	Halliburton Co.	2,314,377
25,400	Helmerich & Payne, Inc.	2,732,024
34,436	Kinder Morgan, Inc. (b)	1,118,826
40,100	Magellan Midstream Partners LP (a)	2,796,574
53,400	Natural Resource Partners LP	850,128
23,100	Schlumberger Ltd.	2,252,250
55,500	Spectra Energy Corp.	2,050,170
55,500	Suncor Energy, Inc.	1,940,280
39,300	Tenaris SA ADR (a)	1,739,025
55,450	Valero Energy Corp.	2,944,395

		36,808,465

Industrials — 12.4%
31,020	AGCO Corp.	1,711,063
45,040	Chicago Bridge & Iron Co. NV	3,925,236
34,890	GATX Corp.	2,368,333
32,400	Joy Global, Inc.	1,879,200

		9,883,832

Materials — 12.8%
19,670	Agrium, Inc. (a)	1,918,218
80,360	Barrick Gold Corp.	1,432,819
13,900	BHP Billiton Ltd. ADR (a)	942,003
39,300	Freeport-McMoRan Copper & Gold, Inc.	1,299,651
31,950	Rio Tinto PLC ADR (a)	1,783,768
41,630	Southern Copper Corp.	1,211,849
117,900	Vale SA ADR	1,630,557

		10,218,865

Total Common Stocks (Cost $43,476,934)		56,911,162

Exchange-Traded Funds — 10.1%
108,030	iShares Silver Trust *	2,056,891
40,000	Market Vectors Junior Gold Miners ETF *	1,445,200
50,000	PowerShares DB Agriculture Fund *	1,416,500
47,500	Teucrium Corn Fund (a) *	1,646,350
59,400	United States Natural Gas Fund LP (a) *	1,450,548

Total Exchange-Traded Funds (Cost $10,275,609)		8,015,489

Real Estate Investments — 5.9% (c)(d)(e)
	Grocery & Pharmacy DST	1,012,545
	New York Power DST (f)	1,098,500
	Scotts Gahanna LLC (f)	1,417,832
	Winston-Salem DST	1,131,906

Total Real Estate Investments (Cost $4,194,000)		4,660,783

Closed-End Fund — 2.6%
151,221	Central Fund of Canada Ltd., Class A (a)	2,080,801

Total Closed-End Fund (Cost $1,978,193)		2,080,801

Options Purchased — 0.5%
450	CBOE Volatility Index, Call @ $14, Expiring April 2014	62,100
500	CBOE Volatility Index, Call @ $14, Expiring May 2014	110,000
450	CBOE Volatility Index, Call @ $15, Expiring April 2014	41,400
150	Kinder Morgan, Inc., Call @ $75, Expiring April 2014 (b)	7,500
2,000	SPDR S&P 500 Index, Put @ $184, Expiring April 2014 (b)	204,000

Total Options Purchased (Cost $1,045,462)		425,000

Cash Equivalents — 1.1%
882,375	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (f)(g)	882,375

Total Cash Equivalents (Cost $882,375)		882,375

Short-Term Securities Held as Collateral for Securities Lending — 17.1%
13,618,085	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (g)	13,618,085

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $13,618,085)		13,618,085

Total Investments (Cost $75,470,658) — 108.8%		86,593,695

Liabilities in Excess of Other Assets — (8.8)%		(6,988,032)

Net Assets — 100.0%		$79,605,663

(a)	All or a portion of the security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014 was $13,389,129.
(b)	All or a portion of the security is held as collateral for written put options.
(c)	Illiquid security.
(d)	Investments do not offer shares. Fair value represents direct ownership of Real Estate.
(e)	Security is currently being valued by the Pricing Committee according to the fair value procedures approved by the Board of Trustees.
(f)	Investment in affiliate.
(g)	Rate disclosed is the seven day yield as of March 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

DST — Delaware Statutory Trust

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these schedules of investments.

Huntington Situs Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Common Stocks — 99.0%

Bermuda — 1.9%

Financials — 1.9%
109,000	Arch Capital Group Ltd. *	$6,271,860
31,600	Montpelier Re Holdings Ltd. (a)	940,416

		7,212,276

Brazil — 0.4%

Consumer Staples — 0.4%
38,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,671,632

Canada — 0.0%

Energy — 0.0%
35,000	Denison Mines Corp. (a) *	51,450

Chile — 0.2%

Materials — 0.2%
24,000	Sociedad Quimica y Minera de Chile SA ADR (a)	761,760

Denmark — 0.6%

Health Care — 0.6%
52,500	Novozymes A/S, Class B (a)	2,308,478

Germany — 0.4%

Health Care — 0.4%
35,500	Stada Arzneimittel AG	1,519,333

Hong Kong — 0.2%

Consumer Discretionary — 0.2%
162,500	Television Broadcasts Ltd.	973,149

Ireland — 0.4%

Information Technology — 0.4%
26,800	Seagate Technology PLC (a)	1,505,088

Israel — 0.2%

Industrials — 0.2%
16,000	Elbit Systems Ltd.	977,424

Japan — 0.6%

Consumer Discretionary — 0.1%
11,400	Honda Motor Co. Ltd. ADR	402,876

Consumer Staples — 0.2%
38,300	Shiseido Co. Ltd.	673,863

Financials — 0.1%
70	Japan Prime Realty Investment Corp.	226,517
40	Japan Real Estate Investment Corp.	200,746

		427,263

Health Care — 0.2%
41,200	Terumo Corp.	899,323

		2,403,325

Sweden — 0.4%

Consumer Discretionary — 0.4%
116,800	Haldex AB	1,366,942

Switzerland — 0.8%

Consumer Discretionary — 0.8%
55,000	Garmin Ltd. (a)	3,039,300

United Kingdom — 0.8%

Consumer Staples — 0.4%
16,000	Reckitt Benckiser Group PLC	1,303,526

Industrials — 0.4%
116,800	Concentric AB	1,624,089

		2,927,615

United States — 92.1%

Consumer Discretionary — 10.5%
7,120	Advance Auto Parts, Inc.	900,680
44,800	BorgWarner, Inc.	2,753,856
176,255	Cabela’s, Inc., Class A (a) *	11,546,465
13,500	Columbia Sportswear Co.	1,115,775
40,260	Iconix Brand Group, Inc. *	1,581,010
25,870	Kohl’s Corp.	1,469,416
43,640	Nordstrom, Inc. (a)	2,725,318
80,000	Papa John’s International, Inc.	4,168,800
24,650	PetSmart, Inc. (a)	1,698,139
23,850	Rent-A-Center, Inc. (a)	634,410
50,000	Sonic Corp. *	1,139,500
1,200	Tempur Sealy International, Inc. *	60,804
100,000	Tractor Supply Co.	7,063,000
95,000	Urban Outfitters, Inc. *	3,464,650

		40,321,823

Consumer Staples — 3.0%
380	Church & Dwight Co., Inc.	26,247
25,950	Constellation Brands, Inc., Class A *	2,204,972
22,000	Darling International, Inc. *	440,440
45,900	Dr. Pepper Snapple Group, Inc.	2,499,714
90,000	Fresh Del Monte Produce, Inc. (a)	2,481,300
50,000	Sanderson Farms, Inc. (a)	3,924,500

		11,577,173

Energy — 6.0%
10,000	Atwood Oceanics, Inc. *	503,900
65,000	CARBO Ceramics, Inc. (a)	8,969,350
100,000	Denbury Resources, Inc.	1,640,000
10,000	Dril-Quip, Inc. *	1,121,000
32,320	Helmerich & Payne, Inc.	3,476,339
50,000	Matrix Service Co. *	1,689,000
33,840	Noble Energy, Inc.	2,403,994
27,810	Oceaneering International, Inc.	1,998,427
20,000	Rosetta Resources, Inc. *	931,600
7,000	SM Energy Co.	499,030

		23,232,640

Financials — 9.8%
5,000	Bank of the Ozarks, Inc.	340,300
100,000	Cullen/Frost Bankers, Inc. (a)	7,753,000

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
50,670	Discover Financial Services	$2,948,487
120,000	Evercore Partners, Inc.	6,630,000
75,383	First Financial Holdings, Inc.	4,720,483
130,000	International Bancshares Corp.	3,260,400
21,800	Invesco Ltd.	806,600
45,400	Principal Financial Group, Inc.	2,087,946
33,810	Prosperity Bancshares, Inc.	2,236,532
120,000	Raymond James Financial, Inc.	6,711,600
10,000	Umpqua Holdings Corp. (a)	186,400

		37,681,748

Health Care — 10.7%
56,000	Abaxis, Inc. (a) *	2,177,280
56,750	AmerisourceBergen Corp.	3,722,232
60,000	AmSurg Corp. *	2,824,800
15,000	Bio-Rad Laboratories, Inc., Class A *	1,921,800
39,930	Cepheid, Inc. (a) *	2,059,589
136,000	Cerner Corp. *	7,650,000
60,000	Edwards LifeSciences Corp. (a) *	4,450,200
30,000	Healthways, Inc. (a) *	514,200
50,000	Luminex Corp. *	905,500
40,000	Merit Medical Systems, Inc. *	572,000
78,210	Mylan, Inc. *	3,818,994
145,000	Myriad Genetics, Inc. (a) *	4,957,550
7,500	Neogen Corp. *	337,125
75,000	Osiris Therapeutics, Inc. (a) *	984,750
16,000	Quest Diagnostics, Inc. (a)	926,720
54,330	St. Jude Medical, Inc.	3,552,639

		41,375,379

Industrials — 18.4%
5,000	Allegiant Travel Co.	559,650
10,200	Alliant Techsystems, Inc.	1,449,930
58,560	Babcock & Wilcox Co./The	1,944,192
60,000	BE Aerospace, Inc. *	5,207,400
10,000	Comfort Systems USA, Inc.	152,400
75,000	EnPro Industries, Inc. *	5,450,250
94,080	Flowserve Corp.	7,370,227
50,000	Harsco Corp.	1,171,500
28,000	Insperity, Inc.	867,440
64,270	Jacobs Engineering Group, Inc. *	4,081,145
53,400	John Bean Technologies Corp.	1,650,060
65,000	Lindsay Corp. (a)	5,731,700
35,000	Old Dominion Freight Line, Inc. *	1,985,900
127,000	Quanta Services, Inc. *	4,686,300
5,000	Raven Industries, Inc.	163,750
17,270	Rockwell Automation, Inc.	2,150,979
64,280	Rollins, Inc.	1,943,827
40,000	Ryder System, Inc.	3,196,800
11,490	Stericycle, Inc. *	1,305,494
225,000	Taser International, Inc. *	4,115,250
4,740	Timken Co.	278,617
100,000	Trinity Industries, Inc.	7,207,000
50,000	Universal Forest Products, Inc.	2,767,000
87,000	Watts Water Technologies, Inc., Class A	5,106,030
12,750	Werner Enterprises, Inc.	325,253

		70,868,094

Information Technology — 20.1%
40,000	3D Systems Corp. (a) *	2,366,000
120,000	ACI Worldwide, Inc. *	7,102,800
30,000	Anixter International, Inc.	3,045,600
100,000	Cardtronics, Inc. *	3,885,000
20,580	Citrix Systems, Inc. *	1,181,909
53,400	CTS Corp.	1,114,992
100,000	Diodes, Inc. *	2,612,000
68,000	Exlservice Holdings, Inc. *	2,101,880
32,866	Fidelity National Information Services, Inc.	1,756,688
28,200	Fiserv, Inc. *	1,598,658
10,250	FleetCor Technologies, Inc. *	1,179,775
71,510	FLIR Systems, Inc.	2,574,360
246,000	Geospace Technologies Corp. (a) *	16,277,820
27,560	j2 Global, Inc. (a)	1,379,378
190,000	Jabil Circuit, Inc.	3,420,000
80,600	Methode Electronics, Inc.	2,471,196
30,800	NCR Corp. *	1,125,740
17,900	NetApp, Inc.	660,510
49,600	NVIDIA Corp.	888,336
65,000	Red Hat, Inc. *	3,443,700
45,000	ScanSource, Inc. *	1,834,650
53,600	Synopsys, Inc. *	2,058,776
20,600	Syntel, Inc. *	1,851,940
193,000	Trimble Navigation Ltd. *	7,501,910
47,000	Tyler Technologies, Inc. *	3,932,960

		77,366,578

Materials — 8.4%
38,910	Albemarle Corp.	2,584,402
50,000	Eagle Materials, Inc. (b)	4,433,000
20,000	Eastman Chemical Co.	1,724,200
54,000	FMC Corp.	4,134,240
65,980	Olin Corp. (a)	1,821,708
60,000	Quaker Chemical Corp.	4,729,800
29,200	Royal Gold, Inc.	1,828,504
40,000	Scotts Miracle-Gro Co./The, Class A	2,451,200
40,000	Sensient Technologies Corp.	2,256,400
20,000	Sonoco Products Co.	820,400
17,000	Terra Nitrogen Co. LP (a)	2,587,060
54,000	United States Lime & Minerals, Inc.	3,040,200

		32,411,114

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
Real Estate Investment Trusts — 3.0%
29,500	Camden Property Trust	$1,986,530
90,000	Equity One, Inc. (a)	2,010,600
22,470	Highwoods Properties, Inc.	863,073
12,200	Home Properties, Inc.	733,464
104,800	Medical Properties Trust, Inc.	1,340,392
13,360	Mid-America Apartment Communities, Inc.	912,087
22,800	Rayonier, Inc.	1,046,748
18,260	Sovran Self Storage, Inc.	1,341,197
50,000	Weingarten Realty Investors (a)	1,500,000

		11,734,091

Telecommunication Services — 0.1%
39,000	General Communication, Inc., Class A *	444,990

Utilities — 2.1%
15,000	AGL Resources, Inc.	734,400
63,980	CMS Energy Corp.	1,873,334
39,900	Hawaiian Electric Industries, Inc. (a)	1,014,258
13,100	Northwest Natural Gas Co. (a)	576,531
93,700	Portland General Electric Co.	3,030,258
5,500	UGI Corp.	250,855
26,130	Xcel Energy, Inc. (a)	793,307

		8,272,943

		355,286,573

Total Common Stocks (Cost $196,972,841)		382,004,345

Exchange-Traded Funds — 0.3%
30,000	iShares China Large-Cap ETF	1,073,400

Total Exchange-Traded Funds (Cost $812,491)		1,073,400

Cash Equivalents — 1.0%
4,050,344	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (c) (d)	4,050,344

Total Cash Equivalents (Cost $4,050,344)		4,050,344

Short-Term Securities Held as Collateral for Securities Lending — 22.7%
87,350,252	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (d)	87,350,252

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $87,350,252)		87,350,252

Total Investments (Cost $289,185,928) — 123.0%		474,478,341

Liabilities in Excess of Other Assets — (23.0)%		(88,594,929)

Net Assets — 100.0%		$385,883,412

(a)	All or a portion of the security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014 was $86,265,519.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

Huntington Fixed Income Securities Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Principal Amount		Value
Corporate Bonds — 74.9%

Consumer Discretionary — 4.0%
$ 2,000,000	Comcast Corp., 6.500%, 1/15/17	$2,283,404
4,000,000	Time Warner, Inc., 3.150%, 7/15/15	4,131,220
1,500,000	Walt Disney Co./The, Series B, MTN, 6.200%, 6/20/14	1,518,966

		7,933,590

Consumer Staples — 2.7%
4,040,000	Hershey Co./The, 7.200%, 8/15/27	5,331,313

Energy — 5.4%
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,366,224
2,000,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	2,357,108
2,335,000	Marathon Oil Corp., 6.000%, 10/1/17	2,669,211
1,000,000	Transocean, Inc., 7.375%, 4/15/18	1,150,189
2,000,000	Williams Partners LP, 5.250%, 3/15/20	2,202,112

		10,744,844

Financials — 21.7%
2,700,000	American Express Co., 4.050%, 12/3/42	2,478,357
3,000,000	BlackRock, Inc., 6.250%, 9/15/17	3,471,987
3,000,000	CME Group, Inc., 3.000%, 9/15/22	2,961,459
3,000,000	Fifth Third Bancorp., 3.625%, 1/25/16	3,147,609
3,700,000	General Electric Capital Corp., Series A, GMTN, 6.900%, 9/15/15	4,007,266
3,000,000	JPMorgan Chase & Co., MTN, 3.579%, 2/25/21 (a)	3,075,000
4,000,000	Manulife Financial Corp., 3.400%, 9/17/15	4,146,044
2,000,000	Morgan Stanley, MTN, 5.000%, 5/17/23 (a)	1,995,000
3,400,000	National City Bank, 5.250%, 12/15/16	3,754,158
1,915,000	Northern Trust Co., 6.500%, 8/15/18	2,240,186
5,000,000	Royal Bank of Canada, 1.200%, 9/19/17	4,965,010
3,000,000	Toronto-Dominion Bank, 2.200%, 7/29/15 (b)	3,070,230
3,395,000	Wachovia Corp., 5.625%, 10/15/16	3,766,926

		43,079,232

Health Care — 13.4%
2,000,000	AstraZeneca PLC, 5.900%, 9/15/17	2,299,236
2,000,000	Celgene Corp., 2.300%, 8/15/18	2,001,504
1,000,000	Covidien International Finance SA, 2.800%, 6/15/15	1,025,166
2,000,000	Gilead Sciences, Inc., 4.500%, 4/1/21	2,190,076
3,000,000	Johnson & Johnson, 5.950%, 8/15/37	3,732,123
3,705,000	Laboratory Corp. of America Holdings, 4.625%, 11/15/20	3,955,588
2,146,000	Merck & Co., Inc., 5.850%, 6/30/39	2,603,856
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,044,898
2,000,000	Pfizer, Inc., 7.200%, 3/15/39	2,775,862
5,000,000	Thermo Fisher Scientific, Inc., 3.250%, 11/20/14	5,085,795

		26,714,104

Industrials — 4.2%
1,368,000	CSX Transportation, Inc., 9.750%, 6/15/20	1,848,747
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,839,787
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,237,238
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,356,456

		8,282,228

Information Technology — 9.7%
2,000,000	CA, Inc., 6.125%, 12/1/14	2,070,328
4,000,000	eBay, Inc., 4.000%, 7/15/42	3,537,848
2,000,000	Intel Corp., 4.000%, 12/15/32	1,941,860
3,000,000	International Business Machines Corp., 7.625%, 10/15/18	3,723,201
2,546,000	Microsoft Corp., 3.500%, 11/15/42	2,202,606
3,000,000	Oracle Corp., 6.125%, 7/8/39	3,686,265
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,165,072

		19,327,180

Materials — 3.1%
3,000,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	2,865,057
3,300,000	Potash Corporation of Saskatchewan, Inc., 5.250%, 5/15/14	3,317,820

		6,182,877

Real Estate Investment Trusts — 5.2%
2,640,000	Health Care REIT, Inc., 4.950%, 1/15/21	2,868,503
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	1,006,047
2,000,000	Plum Creek Timberlands PLC, 4.700%, 3/15/21	2,101,724
2,000,000	Senior Housing Properties Trust, 4.300%, 1/15/16	2,079,610
2,000,000	Simon Property Group LP, 5.650%, 2/1/20	2,318,030

		10,373,914

Telecommunication Services — 1.1%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	2,267,740

Utilities — 4.4%
2,000,000	Constellation Energy Group, Inc., 4.550%, 6/15/15	2,086,908
3,000,000	Dominion Resources, Inc., Series 07-A, 6.000%, 11/30/17	3,421,332
1,800,000	Gulf Power Co., Series K, 4.900%, 10/1/14	1,831,635
1,386,000	Metropolitan Edison, 4.875%, 4/1/14	1,386,000

		8,725,875

Total Corporate Bonds (Cost $144,563,433)		148,962,897

See accompanying notes which are an integral part of these schedules of investments.

Principal Amount/ Shares		Value
U.S. Treasury Obligations — 14.3%

U.S. Treasury Bonds — 13.3%
$ 4,000,000	7.125%, 2/15/23	$5,461,248
3,000,000	7.625%, 2/15/25	4,379,064
4,000,000	6.750%, 8/15/26	5,601,876
5,000,000	2.125%, 2/15/41	6,412,557
5,000,000	3.125%, 2/15/43	4,601,560

		26,456,305

U.S. Treasury Notes — 1.0%
2,000,000	0.250%, 2/29/16	1,994,688

Total U.S. Treasury Obligations (Cost $26,188,832)		28,450,993

U.S. Government Agencies — 6.9%

Federal Home Loan Bank — 5.2%
4,750,000	4.750%, 9/11/15	5,051,715
5,000,000	3.500%, 12/9/16	5,361,915

		10,413,630

Federal National Mortgage Association — 1.7%
3,000,000	4.065%, 2/15/18	3,297,501

Total U.S. Government Agencies(Cost $12,907,273)		13,711,131

U.S. Government Mortgage Backed Agencies — 1.0%

Federal Home Loan Mortgage Corporation — 0.4%
267,857	Pool # J05518, 5.500%, 9/1/22	290,695
359,822	Pool # J08160, 5.000%, 12/1/22	389,013

		679,708

Federal National Mortgage Association — 0.0%
9,342	Pool # 599630, 6.500%, 8/1/16	9,363
55,088	Pool # 254403, 6.000%, 8/1/17	58,290

		67,653

Government National Mortgage Association — 0.6%
488,625	Pool # 683937, 6.000%, 2/15/23	527,537
482,698	Pool # 689593, 6.000%, 7/15/23	522,921
61,113	Pool # 345128 , 6.500%, 1/15/24	68,874
23,102	Pool # 372962, 7.000%, 3/15/24	23,181
12,381	Pool # 373015, 8.000%, 6/15/24	12,569

		1,155,082

Total U.S. Government Mortgage Backed Agencies (Cost $1,790,610)		1,902,443

Cash Equivalents — 2.1%
4,234,213	Huntington U.S. Treasury Money Market Fund, Institutional Shares 0.030% (c) (d)	4,234,213

Total Cash Equivalents (Cost $4,234,213)		4,234,213

Total Investments (Cost $189,684,361) — 99.2%		197,261,677

Other Assets in Excess of Liabilities —0.8%		1,571,958

Net Assets — 100.0%		$198,833,635

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2014.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2014.

GMTN — Global Medium Term Note

MTN — Medium Term Note

See accompanying notes which are an integral part of these schedules of investments.

Huntington Intermediate Government Income Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Principal Amount/ Shares		Value
U.S. Government Agencies — 38.9%

Federal Farm Credit Bank — 26.4%
$ 1,000,000	4.500%, 12/15/15	$1,070,231
2,000,000	4.875%, 12/16/15	2,153,052
1,000,000	3.750%, 1/29/16	1,059,510
1,000,000	5.270%, 9/1/16	1,109,724
2,000,000	5.050%, 3/8/17	2,228,332
1,000,000	5.550%, 8/1/17	1,135,721
1,500,000	3.150%, 1/12/18	1,592,520
1,000,000	4.250%, 4/16/18	1,107,726
2,000,000	5.050%, 8/1/18	2,287,498
1,000,000	5.375%, 11/10/20	1,172,249

		14,916,563

Federal Home Loan Bank — 12.5%
1,500,000	4.250%, 3/9/18	1,655,351
3,000,000	4.125%, 12/13/19	3,326,229
1,000,000	4.125%, 3/13/20	1,104,715
1,000,000	2.125%, 6/10/22	957,607

		7,043,902

Total U.S. Government Agencies(Cost $20,114,826)		21,960,465

U.S. Government Mortgage Backed Agencies — 33.7%

Federal Home Loan Mortgage Corporation — 13.1%
53,096	Pool # E01184, 6.000%, 8/1/17	56,154
174,677	Pool # B10827, 4.500%, 11/1/18	184,648
355,913	Pool # J02717, 5.500%, 11/1/20	387,635
165,561	Pool # C90699, 5.000%, 8/1/23	179,750
121,218	Pool # C91167, 5.000%, 4/1/28	132,261
5,622,169	Pool # C91606, 3.000%, 3/1/33	5,637,133
82,834	Pool # G08005, 5.500%, 8/1/34	91,757
100,675	Pool # 1G0865, 2.465%, 7/1/35 (a)	107,138
442,503	Pool # 972190, 2.400%, 11/1/35 (a)	469,624
137,588	Pool # G03609, 5.500%, 10/1/37	151,032

		7,397,132

Federal National Mortgage Association — 12.7%
32,450	Pool # 647408, 5.000%, 10/1/17	34,516
239,711	Pool # 357805, 5.000%, 6/1/20	255,442
252,664	Pool # 889799, 5.500%, 2/1/23	274,707
90,374	Pool # 254911, 5.000%, 10/1/23	98,417
214,648	Pool # 255360, 5.000%, 8/1/24	233,866
222,818	Pool # 255767, 5.500%, 6/1/25	247,852
219,478	Pool # 255984, 4.500%, 11/1/25	233,905
241,486	Pool # 256116, 6.000%, 2/1/26	270,852
185,802	Pool # 256213, 6.000%, 4/1/26	208,125
166,573	Pool # 257536, 5.000%, 1/1/29	182,159
305,578	Pool # MA0115, 4.500%, 7/1/29	327,654
361,441	Pool # MA0563, 4.000%, 11/1/30	381,408
485,596	Pool # MA0804, 4.000%, 7/1/31	512,580
1,832,808	Pool # MA1314, 2.500%, 1/1/33	1,775,603
135,179	Pool # 254594, 5.500%, 1/1/33	150,433
216,836	Pool # 783793, 6.000%, 7/1/34	243,746
187,796	Pool # 807963, 5.000%, 1/1/35	205,302
202,889	Pool # 806715, 5.500%, 1/1/35	225,468
241,196	Pool # 735224, 5.500%, 2/1/35	268,002
198,240	Pool # 868935, 5.500%, 5/1/36	219,233
77,571	Pool # 907484, 6.000%, 1/1/37	86,464
743,321	Pool # MA1044, 3.000%, 4/1/42	718,375

		7,154,109

Government National Mortgage Association — 7.9%
313,701	Pool # 683552, 5.500%, 2/15/23	334,246
485,639	Pool # 666057, 5.000%, 3/15/23	518,964
1,320,311	Pool # 741854, 4.000%, 5/15/25	1,398,524
95,132	Pool # 2699, 6.000%, 1/20/29	109,626
98,890	Pool # 576456, 6.000%, 3/15/32	112,227
783,944	Pool # 4113, 5.000%, 4/20/38	855,802
243,357	Pool # 676974, 5.500%, 5/15/38	269,256
814,923	Pool # 4978, 4.500%, 3/20/41	880,960

		4,479,605

Total U.S. Government Mortgage Backed Agencies (Cost $18,777,578)		19,030,846

U.S. Treasury Obligations — 23.5%

U.S. Treasury Notes — 23.5%
2,000,000	4.250%, 11/15/14	2,051,484
2,000,000	4.500%, 2/15/16	2,154,376
2,000,000	5.125%, 5/15/16	2,195,624
1,000,000	1.000%, 8/31/16	1,008,828
2,000,000	1.250%, 1/31/19	1,959,376
2,000,000	2.625%, 11/15/20	2,051,562
2,000,000	1.625%, 11/15/22	1,850,782

Total U.S. Treasury Obligations (Cost $12,904,460)		13,272,032

Collateralized Mortgage Obligations — 2.0%

Federal Home Loan Bank — 1.8%
1,000,000	Series Z2-2013, 4.375%, 2/13/15	1,034,284

Federal Home Loan Mortgage Corporation — 0.1%
75,358	Series 2555, 4.250%, 1/15/18	78,643
6,422	Series 2976, 4.500%, 1/15/33	6,430

		85,073

Federal National Mortgage Association — 0.1%
37,877	Series 2003-16, 4.000%, 2/25/33	39,428

Total Collateralized Mortgage Obligations (Cost $1,118,061)		1,158,785

Cash Equivalents — 1.5%
859,299	Huntington U.S. Treasury Money Market Fund, Institutional Shares 0.030% (b) (c)	859,299

Total Cash Equivalents (Cost $859,299)		859,299

Total Investments (Cost $53,774,224) — 99.6%		56,281,427

Other Assets in Excess of Liabilities — 0.4%		230,676

Net Assets — 100.0%		$56,512,103

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2014.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2014.

See accompanying notes which are an integral part of these schedules of investments.

Huntington Mortgage Securities Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Principal Amount/ Shares		Value
U.S. Government Mortgage Backed Agencies — 98.0%

Federal Home Loan Mortgage Corporation — 26.2%
$ 59,053	Pool # J03237, 5.500%, 8/1/16	$62,879
174,677	Pool # B10827, 4.500%, 11/1/18	184,976
146,092	Pool # J10396, 4.000%, 7/1/19	154,438
88,349	Pool # G12297, 6.000%, 7/1/21	96,894
547,715	Pool # J18448, 3.000%, 4/1/22	568,194
258,298	Pool # G12867, 4.500%, 8/1/22	274,217
138,723	Pool # C90779, 5.000%, 1/1/24	150,631
152,664	Pool # C90859, 5.500%, 10/1/24	169,058
124,375	Pool # C90999, 5.500%, 11/1/26	137,452
121,218	Pool # C91167, 5.000%, 4/1/28	132,299
168,363	Pool # C91175, 5.000%, 5/1/28	183,596
926,016	Pool # C91336, 4.500%, 9/1/30	1,004,107
1,649,361	Pool # C91441, 3.000%, 4/1/32	1,654,255
2,194,664	Pool # D99717, 3.000%, 12/1/32	2,201,192
95,659	Pool # A15284, 5.500%, 10/1/33	105,340
165,669	Pool # G08005, 5.500%, 8/1/34	183,825
100,675	Pool # 1G0865, 2.465%, 7/1/35 (a)	107,233
100,618	Pool # G08168, 6.000%, 12/1/36	112,227
114,578	Pool # A55565, 6.000%, 12/1/36	127,876
116,191	Pool # G03498, 5.500%, 11/1/37	127,762
381,099	Pool # A94008, 4.000%, 9/1/40	396,155
892,925	Pool # G06784, 3.500%, 10/1/41	899,763
1,874,372	Pool # G08521, 3.000%, 1/1/43	1,813,112

		10,847,481

Federal National Mortgage Association — 68.7%
96,377	Pool # 684488, 5.000%, 12/1/17	102,704
160,141	Pool # 693256, 5.000%, 4/1/18	173,368
88,028	Pool # 254720, 4.500%, 5/1/18	93,451
118,177	Pool # 786729, 5.500%, 8/1/19	127,160
14,052	Pool # MA0504, 3.500%, 8/1/20	14,795
77,439	Pool # 896597, 5.000%, 8/1/21	83,507
116,871	Pool # 254831, 5.000%, 8/1/23	127,415
246,461	Pool # 254908, 5.000%, 9/1/23	268,627
238,242	Pool # 254911, 5.000%, 10/1/23	259,519
109,566	Pool # 255320, 5.000%, 7/1/24	119,366
696,661	Pool # 932438, 4.000%, 1/1/25	739,114
402,533	Pool # 255711, 5.500%, 4/1/25	444,130
93,539	Pool # 357771, 5.000%, 5/1/25	101,868
117,537	Pool # 255834, 4.500%, 6/1/25	125,300
219,477	Pool # 255984, 4.500%, 11/1/25	233,974
301,858	Pool # 256116, 6.000%, 2/1/26	338,659
309,143	Pool # 257163, 5.000%, 4/1/28	338,231
187,376	Pool # 257238, 5.000%, 6/1/28	204,882
126,215	Pool # 257281, 5.000%, 7/1/28	137,993
166,573	Pool # 257536, 5.000%, 1/1/29	182,211
287,463	Pool # MA0096, 4.500%, 6/1/29	308,266
488,924	Pool # MA0115, 4.500%, 7/1/29	524,399
591,930	Pool # MA0171, 4.500%, 9/1/29	634,847
361,441	Pool # MA0563, 4.000%, 11/1/30	381,521
1,024,008	Pool # MA0641, 4.000%, 2/1/31	1,081,170
1,289,931	Pool # MA0776, 4.500%, 6/1/31	1,395,254
485,596	Pool # MA0804, 4.000%, 7/1/31	512,731
1,315,072	Pool # MA0976, 3.500%, 2/1/32	1,355,603
1,971,475	Pool # MA1084, 3.500%, 6/1/32	2,032,488
1,923,862	Pool # MA1490, 3.000%, 7/1/33	1,921,234
204,161	Pool # 729535, 5.500%, 7/1/33	227,319
1,643,503	Pool # MA1527, 3.000%, 8/1/33	1,641,257
220,142	Pool # 786457, 5.401%, 7/1/34 (a)	235,789
202,889	Pool # 806715, 5.500%, 1/1/35	225,848
124,602	Pool # 814261, 6.000%, 1/1/35	140,127
241,196	Pool # 735224, 5.500%, 2/1/35	268,455
193,679	Pool # 845573, 2.425%, 2/1/36 (a)	206,192
117,352	Pool # 745511, 5.000%, 4/1/36	128,066
209,204	Pool # 745418, 5.500%, 4/1/36	232,216
69,533	Pool # 888029, 6.000%, 12/1/36	77,737
77,571	Pool # 907484, 6.000%, 1/1/37	86,609
1,037,355	Pool # AD7724, 5.000%, 7/1/40	1,132,775
547,734	Pool # AD7906, 5.000%, 7/1/40	598,339
2,084,772	Pool # AE4310, 4.000%, 9/1/40	2,171,330
798,672	Pool # AE0395, 4.500%, 10/1/40	854,105
846,859	Pool # AE4628, 4.500%, 10/1/40	905,673
514,212	Pool # AJ5469, 3.500%, 11/1/41	518,654
4,378,004	Pool # AL2301, 3.500%, 8/1/42	4,408,989

		28,423,267

Government National Mortgage Association — 3.1%
187,667	Pool # 683915, 5.000%, 1/15/23	200,873
230,479	Pool # 691761, 5.000%, 7/15/23	246,332
497,018	Pool # 3637, 5.500%, 11/20/34	555,159
243,357	Pool # 676974, 5.500%, 5/15/38	269,295

		1,271,659

Total U.S. Government Mortgage Backed Agencies (Cost $40,093,697)		40,542,407

Collateralized Mortgage Obligations — 0.9%

Federal Home Loan Mortgage Corporation — 0.5%
130,126	Series 2497, 5.000%, 9/15/17	137,254
10,133	Series 2770, 4.000%, 1/15/18	10,141
6,422	Series 2976, 4.500%, 1/15/33	6,431
62,287	Series 3322, 5.250%, 4/15/17	63,160

		216,986

Federal National Mortgage Association — 0.4%
143,815	Series 1999-13, 6.000%, 4/25/29	159,306

Total Collateralized Mortgage Obligations (Cost $354,018)		376,292

Cash Equivalents — 1.8%
767,216	Huntington U.S. Treasury Money Market Fund, Institutional Shares 0.030% (b) (c)	767,216

Total Cash Equivalents (Cost $767,216)		767,216

Total Investments (Cost $41,214,931) — 100.7%		41,685,915

Liabilities in Excess of Other Assets — (0.7)%		(301,926)

Net Assets — 100.0%		$41,383,989

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2014.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2014.

See accompanying notes which are an integral part of these schedules of investments.

Huntington Ohio Tax-Free Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Principal Amount		Value
Municipal Bonds — 98.8%

Ohio — 98.8%
$ 100,000	Akron, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/20	$112,041
500,000	Akron, OH, Income Tax Revenue, Series A, 5.000%, 12/1/23	579,345
150,000	Barberton, OH, City School District, G.O., (Student Credit Program), 5.000%, 12/1/22	165,226
320,000	Bowling Green, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/24	344,768
500,000	Bucyrus, OH, City School District, School Improvement, G.O., (Student Credit Program), 0.000%, 12/1/22 (a)	377,500
400,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/24	407,656
15,000	Central Ohio Solid Waste Authority, G.O., 5.000%, 12/1/24	18,072
500,000	Cincinnati, OH, Water System Revenue, Series A, 5.000%, 12/1/22	583,985
100,000	Cincinnati, OH, City School District, School Improvement, G.O., 5.250%, 6/1/25	116,540
250,000	Cleveland Heights & University Heights City School District, G.O., 5.250%, 12/1/27	289,760
500,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/22	556,330
200,000	Cleveland, OH, Public Facilities Improvement Revenue, Series A, 4.000%, 10/1/22	212,086
365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	391,364
245,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/26	267,121
100,000	Clyde-Green Springs, OH, Exempted School District, G.O., (AGM Ins., Student Credit Program), 4.375%, 12/1/25	104,144
250,000	Columbus, OH, Regional Airport Authority Revenue, (AGM Ins., National Reinsurance), 5.000%, 1/1/20	265,852
505,000	Columbus, OH, Various Purposes, G.O., 5.000%, 7/1/23	596,041
500,000	Columbus, OH, G.O., Series 1, 5.000%, 7/1/28	576,265
55,000	Columbus, OH, Sewer Revenue, Series A, 5.000%, 6/1/24	61,332
220,000	Cuyahoga Community College District, General Receipts Revenue, Series D, 5.000%, 8/1/26	245,164
200,000	Cuyahoga County, OH, Various Purposes, G.O., Series A, 5.000%, 12/1/21	231,262
200,000	Cuyahoga County, OH, Capital Improvement, G.O., Series A, 4.000%, 12/1/24	211,492
220,000	Dalton, OH, Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/24	244,376
490,000	Dalton, OH, School Improvement, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/25	541,323
35,000	Gallia, OH, Local School District, G.O., (AGM Ins.), 4.500%, 12/1/20	36,343
500,000	Geneva, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.500%, 12/1/25	527,560
105,000	Greenville, OH, City School District, G.O., (Student Credit Program), 4.500%, 1/1/25	113,769
300,000	Hamilton, OH, Various Purpose Street Improvement and Building, G.O., 5.000%, 11/1/21	330,438
280,000	Hamilton, OH, Various Purposes, G.O., (Assured Guaranty), 5.000%, 11/1/21	308,409
100,000	Hamilton, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/21	109,465
500,000	Hilliard, OH, Various Purposes, G.O., 5.000%, 12/1/24	574,110
50,000	Huber Heights, OH, City School District, School Improvement, G.O., 5.000%, 12/1/20	57,126

See accompanying notes which are an integral part of these portfolios of investments.

Principal Amount		Value
$200,000	Huber Heights, OH, City School District, School Improvement, G.O., 4.750%, 12/1/24	$217,330
75,000	Independence, OH, Rockside Road Improvement, G.O., (AMBAC Ins.), 5.000%, 12/1/20	78,808
615,000	Kent State University, OH, General Receipts Revenue, Series B, (AGC Ins.), 5.000%, 5/1/23	692,884
400,000	Kettering, OH, City School District, G.O., (AGM Ins.), 4.750%, 12/1/22	428,816
250,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/23	262,650
20,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/24	20,968
30,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/24	32,366
500,000	Miami University, OH, General Receipts Refunding Revenue, 5.000%, 9/1/26	559,650
200,000	Middletown, OH, School Improvement, G.O., (AGM Ins.), 4.375%, 12/1/20	211,574
500,000	Middletown, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/21	552,010
300,000	Milford, OH, Exempt Village School District, G.O., (AGC Ins.), 4.625%, 12/1/21	328,566
250,000	Mount Healthy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/25	269,717
50,000	Nordonia Hills, OH , City School District, School Improvement, G.O., (National Reinsurance, FGIC Ins.), 4.500%, 12/1/20	52,677
205,000	Northmont, OH, City School District, School Improvement, G.O., Series A, (Student Credit Program), 4.000%, 11/1/24	217,513
100,000	Northmor, OH, Local School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.750%, 11/1/28	105,372
350,000	Ohio Higher Educational Facility Commission, Revenue, University of Dayton Project, (AMBAC Ins.), 5.000%, 12/1/25	383,757
240,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 3, 3.250%, 5/1/20	239,234
100,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 3/1/20	108,388
250,000	Ohio State, Infrastructure Improvement, G.O., Series D, 5.000%, 9/15/21	271,445
525,000	Ohio State, Parks & Recreation Revenue, G.O., Series A, 5.250%, 9/1/22	611,373
175,000	Ohio State, Common Schools, G.O., Series B, 5.000%, 3/15/23	204,827
655,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.375%, 9/1/23	742,246
130,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 9/1/23	141,205
135,000	Ohio State Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/22	150,552
400,000	Ohio State Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/23	444,492
240,000	Ohio State Turnpike Commission, Revenue, Series A, 5.000%, 2/15/21	270,847
340,000	Ohio State University/The, Revenue, Series A, 4.250%, 12/1/24	364,623
30,000	Ohio State University/The, Revenue, Series A, 5.000%, 6/1/25	31,119
255,000	Ohio State University/The, Revenue, Series A, 5.000%, 12/1/26	282,639
585,000	Ohio State University/The, Revenue, Series A, 5.000%, 12/1/28	646,507
500,000	Ohio State Water Development Authority, Drinking Water Assistance Fund Revenue, 5.000%, 12/1/22	555,995
500,000	Ohio State Water Development Authority, State of Ohio Pollution Control Revenue, Series A, 5.000%, 12/1/23	576,710
100,000	Ohio University, General Receipts Revenue, Series B, (AGM Ins.), 5.000%, 12/1/23	107,089
700,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/22	757,554

See accompanying notes which are an integral part of these portfolios of investments.

Principal Amount/ Shares		Value
$100,000	Reynoldsburg, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 5.000%, 12/1/20	$111,494
470,000	River Valley, OH, Local School District, G.O., (AGM Ins., Student Credit Program), 5.250%, 11/1/23	557,025
300,000	Sheffield Lake, OH, City School District, School Improvement, G.O., 5.000%, 12/1/25	328,233
125,000	Sidney, OH, City School District, G.O., (National Reinsurance, FGIC Ins.), 4.750%, 12/1/20	135,645
700,000	South Euclid, OH, Real Estate Acquisition & Urban Development, G.O., 5.000%, 6/1/32	758,947
125,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/21	137,195
500,000	Switzerland, OH, Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 12/1/27	569,675
50,000	Trumbull County, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/28	54,545
350,000	University of Akron, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 1/1/21	383,705
500,000	University of Akron, OH, General Receipts Revenue, Series B, (AGM Ins.), 5.250%, 1/1/24	548,465
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	314,316
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	544,750
60,000	Wapakoneta, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 4.750%, 12/1/28	63,498
125,000	Westerville, OH, Various Purposes, G.O., (AMBAC Ins.), 5.000%, 12/1/23	136,276
100,000	Westerville, OH, Various Purposes, G.O., (AMBAC Ins.), 5.000%, 12/1/24	108,545
300,000	Wyoming, OH, School District, Refunding School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	314,373

Total Municipal Bonds (Cost $25,455,367)		25,544,455

Cash Equivalents — 0.2%
56,399	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I 0.010% (b)	56,399

Total Cash Equivalents (Cost $56,399)		56,399

Total Investments (Cost $25,511,766) — 99.0%		25,600,854

Other Assets in Excess of Liabilities — 1.0%		263,181

Net Assets — 100.0%		$25,864,035

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day yield as of March 31, 2014.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

G.O. — General Obligation

MBIA — Municipal Bond Insurance Association

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Short/Intermediate Fixed Income Securities Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Principal Amount		Value
Corporate Bonds — 97.5%

Consumer Discretionary — 4.7%
$ 2,000,000	Amazon.com, Inc., 1.200%, 11/29/17	$1,980,216
2,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 1.750%, 1/15/18	1,968,800

		3,949,016

Consumer Staples — 8.5%
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 7/15/17	2,002,944
1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,019,179
2,000,000	Kellogg Co., 1.750%, 5/17/17	2,014,032
2,000,000	Kroger Co./The, 2.200%, 1/15/17	2,045,778

		7,081,933

Energy — 12.1%
2,000,000	FMC Technologies, Inc., 2.000%, 10/1/17	1,993,370
2,000,000	Halliburton Co., 2.000%, 8/1/18	2,001,488
2,000,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	2,054,598
2,000,000	Murphy Oil Corp., 2.500%, 12/1/17	2,033,058
2,000,000	Schlumberger Norge AS, 1.950%, 9/14/16 (a)	2,047,770

		10,130,284

Financials — 32.6%
2,000,000	American Express Credit Co., MTN, 2.750%, 9/15/15	2,060,804
2,000,000	Bank of America Corp., MTN, 1.250%, 1/11/16	2,010,510
2,000,000	Bank of New York Mellon Corp./The , MTN, 2.400%, 1/17/17	2,067,616
2,000,000	Bank of Nova Scotia, 1.375%, 12/18/17	1,979,650
2,000,000	BB&T Corp., MTN, 1.600%, 8/15/17	2,005,810
1,000,000	Boeing Capital Corp., 3.250%, 10/27/14	1,016,500
2,000,000	Canadian Imperial Bank of Commerce, 1.550%, 1/23/18	1,978,650
1,500,000	Citigroup, Inc., 6.010%, 1/15/15	1,563,424
2,500,000	General Electric Capital Corp., GMTN, 1.600%, 11/20/17	2,512,420
2,000,000	HSBC Bank PLC, 3.500%, 6/28/15 (a)	2,073,328
1,000,000	KeyBank NA, 5.091%, 3/26/15	1,043,136
2,000,000	Metropolitan Life Global Funding I, 1.500%, 1/10/18 (a)	1,948,786

1,500,000	Morgan Stanley 2.125%, 4/25/18	1,496,714
2,000,000	Prudential Financial, Inc., MTN, 3.875%, 1/14/15	2,051,552
1,500,000	Wells Fargo & Co., 1.500%, 1/16/18	1,485,681

		27,294,581

Health Care — 13.4%
2,000,000	Cardinal Health, Inc., 1.700%, 3/15/18	1,982,464
2,000,000	Laboratory Corp. of America Holdings, 2.200%, 8/23/17	2,024,266
2,000,000	McKesson Corp., 1.400%, 3/15/18	1,950,052
1,000,000	Medtronic, Inc., 2.625%, 3/15/16	1,038,205
2,000,000	Quest Diagnostics, Inc., 3.200%, 4/1/16	2,083,434
2,000,000	WellPoint, Inc., 5.250%, 1/15/16	2,148,724

		11,227,145

Industrials — 2.5%
2,000,000	Danaher Corp., 2.300%, 6/23/16	2,066,830

Information Technology — 8.0%
1,000,000	Broadcom Corp., 2.375%, 11/1/15	1,024,164
1,500,000	Hewlett-Packard Co., 3.300%, 12/9/16	1,577,619
2,000,000	Oracle Corp., 1.200%, 10/15/17	1,984,280
2,000,000	Texas Instruments, Inc., 2.375%, 5/16/16	2,070,774

		6,656,837

Materials — 9.9%
1,150,000	Airgas, Inc., 1.650%, 2/15/18	1,125,347
2,000,000	Eastman Chemical Co., 2.400%, 6/1/17	2,037,998
2,000,000	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 3/1/17	2,029,504
2,000,000	Sherwin-Williams Co./The, 3.125%, 12/15/14	2,035,494
1,000,000	Xstrata PLC, 2.700%, 10/25/17 (a)	1,012,100

		8,240,443

Real Estate Investment Trusts — 2.5%
2,060,000	Simon Property Group LP, 4.200%, 2/1/15	2,103,194

Telecommunication Services — 1.8%
500,000	Verizon Communications, Inc., 2.500%, 9/15/16	517,735
1,000,000	Verizon Communications, Inc., 1.100%, 11/1/17	982,031

		1,499,766

Utilities — 1.5%
1,262,000	Southern Co., 4.150%, 5/15/14	1,267,539

Total Corporate Bonds (Cost $80,933,227)		81,517,568

U.S. Government Agencies — 1.2%
Federal Home Loan Bank — 1.2%
1,000,000	4.750%, 11/14/14	1,028,723

Total U.S. Government Agencies (Cost $1,020,610)		1,028,723

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
Cash Equivalents — 1.1%
912,321	Huntington U.S. Treasury Money Market Fund, Institutional Shares 0.030% (b) (c)	$912,321

Total Cash Equivalents (Cost $912,321)		912,321

Total Investments (Cost $82,866,158) — 99.8%		83,458,612

Other Assets in Excess of Liabilities — 0.2%		157,037

Net Assets — 100.0%		$83,615,649

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2014.

GMTN — Global Medium Term Note

MTN — Medium Term Note

See accompanying notes which are an integral part of these schedules of investments.

Huntington Balanced Allocation Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Mutual Funds — 77.3% (a)
111,465	Huntington Disciplined Equity Fund, Institutional Shares	$1,224,996
235,671	Huntington Dividend Capture Fund, Institutional Shares	2,594,736
156,253	Huntington Fixed Income Securities Fund, Institutional Shares	3,392,259
76,488	Huntington Global Select Markets Fund, Institutional Shares	826,837
149,864	Huntington Intermediate Government Income Fund, Institutional Shares	1,587,058
187,829	Huntington International Equity Fund, Institutional Shares	2,385,432
105,413	Huntington Mortgage Securities Fund, Institutional Shares	904,447
80,149	Huntington Short/Intermediate Fixed Income Securities Fund, Institutional Shares	1,587,760
58,283	Huntington Situs Fund, Institutional Shares	1,698,949

Total Mutual Funds (Cost $14,151,508)		16,202,474

Exchange-Traded Funds — 20.6% (a)
64,824	Huntington EcoLogical Strategy ETF	2,288,287
57,498	Huntington US Equity Rotation Strategy ETF	2,034,279

Total Exchange-Traded Funds (Cost $3,447,562)		4,322,566

Cash Equivalents — 2.1%
426,361	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (a) (b)	426,361

Total Cash Equivalents (Cost $426,361)		426,361

Total Investments (Cost $18,025,431) — 100.0%		20,951,401

Other Assets in Excess of Liabilities — 0.0%		5,466

Net Assets — 100.0%		$20,956,867

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2014.

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

Huntington Conservative Allocation Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Mutual Funds — 91.0% (a)
6,884	Huntington Disciplined Equity Fund, Institutional Shares	$75,657
14,569	Huntington Dividend Capture Fund, Institutional Shares	160,406
57,517	Huntington Fixed Income Securities Fund, Institutional Shares	1,248,700
4,739	Huntington Global Select Markets Fund, Institutional Shares	51,229
55,115	Huntington Intermediate Government Income Fund, Institutional Shares	583,665
11,630	Huntington International Equity Fund, Institutional Shares	147,706
38,812	Huntington Mortgage Securities Fund, Institutional Shares	333,009
29,476	Huntington Short/Intermediate Fixed Income Securities Fund, Institutional Shares	583,921
3,610	Huntington Situs Fund, Institutional Shares	105,219

Total Mutual Funds (Cost $3,133,908)		3,289,512

Exchange-Traded Funds — 7.4% (a)
3,999	Huntington EcoLogical Strategy ETF	141,165
3,558	Huntington US Equity Rotation Strategy ETF	125,882

Total Exchange-Traded Funds (Cost $209,696)		267,047

Cash Equivalents — 2.0%
72,450	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (a) (b)	72,450

Total Cash Equivalents (Cost $72,450)		72,450

Total Investments (Cost $3,416,054) — 100.4%		3,629,009

Liabilities in Excess of Other Assets — (0.4)%		(16,174)

Net Assets — 100.0%		$3,612,835

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2014.

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

Huntington Growth Allocation Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Mutual Funds — 70.9% (a)
106,275	Huntington Disciplined Equity Fund, Institutional Shares	$1,167,963
224,739	Huntington Dividend Capture Fund, Institutional Shares	2,474,371
50,148	Huntington Fixed Income Securities Fund, Institutional Shares	1,088,708
72,941	Huntington Global Select Markets Fund, Institutional Shares	788,493
47,960	Huntington Intermediate Government Income Fund, Institutional Shares	507,894
179,196	Huntington International Equity Fund, Institutional Shares	2,275,790
33,829	Huntington Mortgage Securities Fund, Institutional Shares	290,250
25,650	Huntington Short/Intermediate Fixed Income Securities Fund, Institutional Shares	508,118
55,659	Huntington Situs Fund, Institutional Shares	1,622,460

Total Mutual Funds (Cost $8,724,718)		10,724,046

Exchange-Traded Funds — 27.2% (a)
61,831	Huntington EcoLogical Strategy ETF	2,182,634
54,814	Huntington US Equity Rotation Strategy ETF	1,939,319

Total Exchange-Traded Funds (Cost $3,281,024)		4,121,954

Cash Equivalents — 1.9%
280,047	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (a) (b)	280,047

Total Cash Equivalents (Cost $280,047)		280,047

Total Investments (Cost $12,285,789) — 100.0%		15,126,047

Other Assets in Excess of Liabilities — 0.0%		702

Net Assets — 100.0%		$15,126,749

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2014.

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

As of March 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)*
Tax-Free Money Market Fund	$38,207,745	$—	$—	$—
Money Market Fund	423,393,221	—	—	—
Ohio Municipal Money Market Fund	118,784,889	—	—	—
U.S. Treasury Money Market Fund	1,295,662,642	—	—	—
Disciplined Equity Fund	65,571,194	19,789,174	(1,401,544)	18,387,630
Dividend Capture Fund	304,148,240	28,786,538	(2,448,454)	26,338,084
Global Select Markets Fund	20,677,763	3,210,024	(489,257)	2,720,767
International Equity Fund	217,800,624	52,424,327	(3,519,644)	48,904,683
Real Strategies Fund	74,865,840	17,329,171	(5,601,316)	11,727,855
Situs Fund	289,659,897	185,579,524	(761,080)	184,818,444
Fixed Income Securities Fund	189,776,398	9,577,293	(2,092,014)	7,485,279
Intermediate Government Income Fund	53,774,224	3,109,085	(601,882)	2,507,203
Mortgage Securities Fund	41,214,938	1,027,457	(556,480)	470,977
Ohio Tax-Free Fund	25,511,766	479,156	(390,068)	89,088
Short/Intermediate Fixed Income Securities Fund	82,866,158	879,021	(286,567)	592,454
Balanced Allocation Fund	18,065,664	2,926,789	(41,052)	2,885,737
Conservative Allocation Fund	3,425,990	213,935	(10,916)	203,019
Growth Allocation Fund	12,315,347	2,822,388	(11,688)	2,810,700

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

NOTES TO PORTFOLIOS OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2014, the Trust operated 30 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

The above report contains the Portfolios of Investments of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Institutional & A
Huntington Money Market Fund (“Money Market Fund”)	Institutional, A & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Institutional & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Institutional & A
Huntington Disciplined Equity Fund (“Disciplined Equity Fund”)	Institutional & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Institutional, A & C
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Institutional & A
Huntington International Equity Fund (“International Equity Fund”)	Institutional & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Institutional & A
Huntington Situs Fund (“Situs Fund”)	Institutional, A & C
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Institutional & A
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Institutional & A
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Institutional & A
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Institutional & A
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Institutional & A
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

*	Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price except for the Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund and Ohio Tax-Free Fund which are 3.75%, and the Short/Intermediate Fixed Income Securities Fund which is 1.50%. The Tax Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and the U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) do not have sales charges on original purchases.

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using methods such as, discounted cash flow models, various real estate debt spreads and other market indicators, which the Trustees deem indicative of the estimated fair value of the real estate investments.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014, while the breakdown, by category, of common stocks is disclosed on the Portfolios of Investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Tax-Free Money Market Fund
Investment Securities:
Municipal Bonds	$—	$36,863,639	$—	$36,863,639
Cash Equivalents	1,344,106	—	—	1,344,106

Total Investment Securities	1,344,106	36,863,639	—	38,207,745

Money Market Fund
Investment Securities:
U.S. Government Agencies:	—	292,162,354	—	292,162,354
U.S. Treasury Obligations	—	100,839,267	—	100,839,267
Repurchase Agreements	30,391,600	—	—	30,391,600

Total Investment Securities	30,391,600	393,001,621	—	423,393,221

Ohio Municipal Money Market Fund
Investment Securities:
Municipal Bonds	—	107,845,487	—	107,845,487
Cash Equivalents	10,939,402	—	—	10,939,402

Total Investment Securities	10,939,402	107,845,487	—	118,784,889

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	1,020,662,642	—	1,020,662,642
Repurchase Agreements	275,000,000	—	—	275,000,000

Total Investment Securities	275,000,000	1,020,662,642	—	1,295,662,642

Disciplined Equity Fund
Investment Securities:
Common Stocks	80,297,741	—	—	80,297,741
Options Purchased	417,500	—	—	417,500
Exchange-Traded Funds	431,184	—	—	431,184
Cash Equivalents	2,812,399	—	—	2,812,399

Total Investment Securities	83,958,824	—	—	83,958,824

Other Financial Instruments:*
Written Options	(1,969,758)	—	—	(1,969,758)

Total Investments	81,989,066	—	—	81,989,066

Dividend Capture Fund
Investment Securities:
Common Stocks	216,665,751	—	—	216,665,751
Preferred Stocks	62,291,072	—	—	62,291,072
Exchange-Traded Funds	21,378,915	—	—	21,378,915
Cash Equivalents	6,126,232	—	—	6,126,232
Short-Term Securities Held as Collateral for Securities Lending	24,024,354	—	—	24,024,354

Total Investment Securities	330,486,324	—	—	330,486,324

Other Financial Instruments:*
Written Options	(109,500)	—	—	(109,500)

Total Investments	330,376,824	—	—	330,376,824

Global Select Markets Fund
Investment Securities:
Common Stocks	21,509,947	—	—	21,509,947
Foreign Government Bonds	—	149,648	—	149,648
Preferred Stocks	32,348	—	—	32,348
Cash Equivalents	1,473,707	—	—	1,473,707
Short-Term Securities Held as Collateral for Securities Lending	232,880	—	—	232,880

Total Investment Securities	23,248,882	149,648	—	23,398,530

International Equity Fund
Investment Securities:
Common Stocks	226,102,238	—	—	226,102,238
Exchange-Traded Funds	2,686,800			2,686,800
Rights	118,532	—	—	118,532
Cash Equivalents	11,620,379	—	—	11,620,379
Short-Term Securities Held as Collateral for Securities Lending	26,177,358	—	—	26,177,358

Total Investment Securities	266,705,307	—	—	266,705,307

Real Strategies Fund
Investment Securities:
Common Stocks	56,911,162	—	—	56,911,162
Exchange-Traded Funds	8,015,489	—	—	8,015,489
Real Estate Investments	—	—	4,660,783	4,660,783
Closed-End Fund	2,080,801	—	—	2,080,801
Options Purchased	425,000	—	—	425,000
Cash Equivalents	882,375	—	—	882,375
Short-Term Securities Held as Collateral for Securities Lending	13,618,085	—	—	13,618,085

Total Investment Securities	81,932,912	—	4,660,783	86,593,695

Other Financial Instruments:*
Written Options	(47,350)	—	—	(47,350)

Total Investments	81,885,562	—	4,660,783	86,546,345

Situs Fund
Investment Securities:
Common Stocks	382,004,345	—	—	382,004,345
Exchange-Traded Funds	1,073,400	—	—	1,073,400
Cash Equivalents	4,050,344	—	—	4,050,344
Short-Term Securities Held as Collateral for Securities Lending	87,350,252	—	—	87,350,252

Total Investment Securities	474,478,341	—	—	474,478,341

Other Financial Instruments:*
Written Options	(33,000)	—	—	(33,000)

Total Investments	474,445,341	—	—	474,445,341

Fixed Income Securities Fund
Investment Securities:
Corporate Bonds	—	148,962,897	—	148,962,897
U.S. Treasury Obligations	—	28,450,993	—	28,450,993
U.S. Government Agencies	—	13,711,131	—	13,711,131
U.S. Government Mortgage Backed Agencies	—	1,902,443	—	1,902,443
Cash Equivalents	4,234,213	—	—	4,234,213

Total Investment Securities	4,234,213	193,027,464	—	197,261,677

Intermediate Government Income Fund
Investment Securities:
U.S. Government Agencies	—	21,960,465	—	21,960,465
U.S. Government Mortgage Backed Agencies	—	19,030,846	—	19,030,846
U.S. Treasury Obligations	—	13,272,032	—	13,272,032
Collateralized Mortgage Obligations	—	1,158,785	—	1,158,785
Cash Equivalents	859,299	—	—	859,299

Total Investment Securities	859,299	55,422,128	—	56,281,427

Mortgage Securities Fund
Investment Securities:
U.S. Government Mortgage Backed Agencies	—	40,542,407	—	40,542,407
Collateralized Mortgage Obligations	—	376,292	—	376,292
Cash Equivalents	767,216	—	—	767,216

Total Investment Securities	767,216	40,918,699	—	41,685,915

Ohio Tax-Free Fund
Investment Securities:
Municipal Bonds	—	25,544,455	—	25,544,455
Cash Equivalents	56,399	—	—	56,399

Total Investment Securities	56,399	25,544,455	—	25,600,854

Short/Intermediate Fixed Income Securities Fund
Investment Securities:
Corporate Bonds	—	81,517,568	—	81,517,568
U.S. Government Agencies	—	1,028,723	—	1,028,723
Cash Equivalents	912,321	—	—	912,321

Total Investment Securities	912,321	82,546,291	—	83,458,612

Balanced Allocation Fund
Investment Securities:
Mutual Funds	16,202,474	—	—	16,202,474
Exchange-Traded Funds	4,322,566	—	—	4,322,566
Cash Equivalents	426,361	—	—	426,361

Total Investment Securities	20,951,401	—	—	20,951,401

Conservative Allocation Fund
Investment Securities:
Mutual Funds	3,289,512	—	—	3,289,512
Exchange-Traded Funds	267,047	—	—	267,047
Cash Equivalents	72,450	—	—	72,450

Total Investment Securities	3,629,009	—	—	3,629,009

Growth Allocation Fund
Investment Securities:
Mutual Funds	10,724,046	—	—	10,724,046
Exchange-Traded Funds	4,121,954	—	—	4,121,954
Cash Equivalents	280,047	—	—	280,047

Total Investment Securities	15,126,047	—	—	15,126,047

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all levels as of March 31, 2014.

Quantitative Information about Level 3 Fair Value Measurements

Type of Assets	Fair Value At March 31, 2014	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
Real Strategies Fund
Real Estate Investments	$4,660,783	Discounted Cash Flow	Discount Rate	1.4%-24.4% (10.2%)
			Market Cap Rate	7.0%-12.0% (8.4%)

The significant unobservable inputs used in the fair value measurement of Real Strategies Fund’s investments in real estate investments were cash flows and discount and market cap rates. An increase in the cash flows and/or market cap rate or decreases in the discount rate used would increase the value of the investment. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the investment. Although the changes in the unobservable inputs may significantly change the security’s value, significant and reasonable changes to any of these inputs would not significantly impact the net assets of the Real Strategies Fund.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Estate
Investments
Real Strategies Fund
Balance as of December 31, 2013	$4,662,492
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation (depreciation)	(1,709)

Ending Balance as of March 31, 2014	$4,660,783

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The Funds did not own any when-issued or delayed-delivery securities at March 31, 2014.

D. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

E. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Several of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At March 31, 2014, the Funds did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

At March 31, 2014, Disciplined Equity Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Accenture PLC, Class A	Call	April 2014	$82.5	50	$1,000	$10,398
Amgen, Inc.	Call	April 2014	125	110	19,470	32,665
AT&T, Inc.	Call	April 2014	34	687	73,509	(31,627)
Bank of America Corp.	Call	April 2014	17	970	48,015	11,119
BorgWarner, Inc.	Call	April 2014	62.5	150	10,500	9,294
Broadcom Corp., Class A	Call	April 2014	31	100	8,600	(1,004)
Caterpillar, Inc.	Call	April 2014	95	110	50,600	(24,645)
Cisco Systems, Inc.	Call	May 2014	23	945	41,580	(3,815)
Colgate-Palmolive Co.	Call	April 2014	65	296	13,853	4,784
ConocoPhillips	Call	April 2014	67.5	137	39,867	(22,062)
Deere & Co.	Call	May 2014	90	200	53,900	(22,724)
Dow Chemical Co./The	Call	May 2014	50	100	10,200	8,326
eBay, Inc.	Call	April 2014	57.5	320	10,240	46,387
El du Pont de Nemours & Co.	Call	April 2014	67.5	82	7,462	1,145
EMC Corp.	Call	May 2014	28	521	30,739	14,268
Exxon Mobil Corp.	Call	April 2014	95	451	138,908	(60,452)
Facebook, Inc., Class A	Call	April 2014	70	200	2,800	49,508
Ford Motor Co.	Call	April 2014	15	800	55,200	(3,230)
General Dynamics Corp.	Call	April 2014	110	55	4,950	4,563
Halliburton Co.	Call	April 2014	57.5	320	63,360	(24,332)
Intel Corp.	Call	April 2014	25	720	77,040	(27,387)
International Business Machines Corp.	Call	April 2014	185	122	112,850	(53,808)
International Game Technology	Call	April 2014	15	700	7,000	35,278
Johnson & Johnson	Call	April 2014	92.5	150	87,750	(56,706)
JPMorgan Chase & Co.	Call	April 2014	57.5	455	147,875	(69,789)
Lowe’s Companies, Inc.	Call	April 2014	50	244	9,760	17,303
Medtronic, Inc.	Call	April 2014	60	250	43,750	(21,509)
Merck & Co., Inc.	Call	May 2014	55	277	76,037	(4,387)
Metlife, Inc.	Call	April 2014	52.5	268	30,150	(412)
Microsoft Corp.	Call	April 2014	39	288	62,784	(28,523)
Morgan Stanley	Call	April 2014	31	145	12,325	5,939
Oracle Corp.	Call	April 2014	38	391	118,864	(76,651)
PepsiCo, Inc.	Call	April 2014	82.5	231	38,693	(13,522)
Pfizer, Inc.	Call	April 2014	32	1,074	76,254	(3,262)
Philip Morris International, Inc.	Call	April 2014	80	172	40,420	(13,767)
Praxair, Inc.	Call	April 2014	135	154	5,005	9,607
QUALCOMM, Inc.	Call	April 2014	77.5	185	34,965	(8,702)
SPDR S&P 500 ETF Trust	Put	April 2014	176	2,000	40,000	224,240
Starbucks Corp.	Call	April 2014	72.5	179	33,026	20,309
U.S. Bancorp	Call	May 2014	42	400	56,800	9,984
United Parcel Service, Inc., Class B	Call	April 2014	97.5	89	8,811	2,311
United Technologies Corp.	Call	April 2014	115	100	27,000	(6,604)
Walt Disney Co./The	Call	April 2014	80	217	32,008	29,611
Wells Fargo & Co.	Call	April 2014	48	540	105,840	(48,081)

Net Unrealized Depreciation on Written Option Contracts						$(79,959)

At March 31, 2014, Dividend Capture Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Lexmark International, Inc., Class A	Call	July 2014	42	100	55,000	$(27,129)
Lexmark International, Inc., Class A	Call	July 2014	45	100	34,500	(18,200)
Merck & Co., Inc.	Call	July 2014	60	200	20,000	4,800

Net Unrealized Depreciation on Written Option Contracts						$(40,529)

At March 31, 2014, Real Strategies Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Kinder Morgan, Inc.	Put	April 2014	72.5	150	7,350	$10,494
SPDR S&P 500 Index	Put	April 2014	176	2,000	40,000	224,240

Net Unrealized Appreciation on Written Option Contracts						$234,734

At March 31, 2014, Situs Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Eagle Materials, Inc.	Call	April 2014	90	200	33,000	$11,392

Net Unrealized Appreciation on Written Option Contracts						$11,392

F. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc. (the “Adviser”) will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of March 31, 2014, the following Funds had securities with the following market values on loan and related activity:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
Dividend Capture Fund	$23,089,427	$24,024,354	$20,832,338	$45,171	$8,161
Global Select Markets Fund	213,012	232,880	633,552	7,756	1,406
International Equity Fund	25,296,631	26,177,358	31,371,653	57,479	10,356
Real Strategies Fund	13,389,129	13,618,085	15,853,467	147,791	26,877
Situs Fund	86,265,519	87,350,252	75,817,608	318,364	58,192
Mortgage Securities Fund	—	—	80,384	878	173

G. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. At March 31, 2014, the Real Strategies Fund, Fixed Income Securities Fund, and Short/Intermediate Fixed Income Securities Fund held restricted securities representing 5.9%, 1.5%, and 8.5%, respectively, of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Real Strategies Fund:

Grocery & Pharmacy DST	8/26/11	N/A	$950,000	$1,012,545
New York Power DST	7/21/11	N/A	950,000	1,098,500
Scotts Gahanna LLC	12/13/11	N/A	1,344,000	1,417,832
Winston-Salem DST	2/22/12	N/A	950,000	1,131,906

Fixed Income Securities Fund:

Toronto-Dominion Bank, 2.200%, 7/29/15	6/29/11	$3,000,000	3,060,750	3,070,230

Short/Intermediate Fixed Income Securities Fund:

HSBC Bank PLC, 3.500%, 6/28/15	9/23/10	2,000,000	2,105,880	2,073,328
Metropolitan Life Global Funding, 1.500%, 1/10/18	1/16/13	2,000,000	2,000,960	1,948,786
Schlumberger Norge AS, 1.950%, 9/14/16	9/22/11	2,000,000	2,014,940	2,047,770
Xstrata PLC, 2.700%, 10/25/17	10/24/12	1,000,000	995,300	1,012,100

H. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each Fund’s investment in such affiliated money market fund is set forth below:

U.S. Treasury Money Market Fund	12/31/13 Market Value	Purchases	Sales	3/31/14 Market Value	Income
Disciplined Equity Fund	$785,772	$15,009,704	$(12,983,077)	$2,812,399	$230
Dividend Capture Fund	3,933,704	31,506,058	(29,313,530)	6,126,232	395
Global Select Markets Fund	772,081	10,011,642	(9,310,016)	1,473,707	87
International Equity Fund	909,438	57,845,935	(47,134,994)	11,620,379	537
Real Strategies Fund	3,182,304	11,640,140	(13,940,069)	882,375	170
Situs Fund	18,125,529	32,236,091	(46,311,276)	4,050,344	414
Fixed Income Securities Fund	3,040,533	35,989,394	(34,795,714)	4,234,213	386
Intermediate Government Income Fund	1,247,164	13,516,109	(13,903,974)	859,299	173
Mortgage Securities Fund	577,109	17,790,884	(17,600,777)	767,216	147
Short/Intermediate Fixed Income Securities Fund	3,179,538	23,906,837	(26,174,054)	912,321	103

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust. A summary of these investments in affiliated Funds is set forth below:

Balanced Allocation Fund	12/31/13 Market Value	Purchases	Sales	3/31/14 Market Value	Income
U.S. Treasury Money Market Fund	$386,673	$1,171,561	$(1,131,873)	$426,361	$32
Disciplined Equity Fund	1,237,631	32,148	(45,943)	1,224,996	—
Dividend Capture Fund	2,595,303	49,844	(115,510)	2,594,736	27,903
Global Select Markets Fund	824,455	40,633	(44,298)	826,837	—
International Equity Fund	2,402,533	163,511	(75,918)	2,385,432	—
Situs Fund	1,688,698	88,362	(103,944)	1,698,949	—
Fixed Income Securities Fund	3,436,730	176,847	(266,648)	3,392,259	20,758
Intermediate Government Income Fund	1,604,908	90,795	(113,416)	1,587,058	8,787
Mortgage Securities Fund	914,614	55,123	(73,067)	904,447	5,540
Short/Intermediate Fixed Income Securities Fund	1,605,605	78,147	(100,956)	1,587,760	3,177
Huntington EcoLogical Strategy ETF	2,287,036	77,185	(138,860)	2,288,287	—
Huntington US Equity Rotation Strategy ETF	2,036,957	56,104	(88,880)	2,034,279	—

Conservative Allocation Fund	12/31/13 Market Value	Purchases	Sales	3/31/14 Market Value	Income
U.S. Treasury Money Market Fund	$53,198	$378,871	$(359,619)	$72,450	$5
Disciplined Equity Fund	76,681	2,915	(4,021)	75,657	—
Dividend Capture Fund	160,963	7,893	(12,484)	160,406	1,688
Global Select Markets Fund	51,248	3,116	(3,528)	51,229	—
International Equity Fund	149,241	11,973	(7,289)	147,706	—
Situs Fund	104,926	11,450	(12,835)	105,219	—
Fixed Income Securities Fund	1,269,000	42,996	(79,654)	1,248,700	7,415
Intermediate Government Income Fund	592,070	23,559	(33,673)	583,665	3,171
Mortgage Securities Fund	337,796	13,139	(20,742)	333,009	1,993
Short/Intermediate Fixed Income Securities Fund	592,330	20,928	(31,137)	583,921	1,226
Huntington EcoLogical Strategy ETF	141,563	8,855	(13,031)	141,165	—
Huntington US Equity Rotation Strategy ETF	126,475	9,578	(12,027)	125,882	—

Growth Allocation Fund	12/31/13 Market Value	Purchases	Sales	3/31/14 Market Value	Income
U.S. Treasury Money Market Fund	$269,842	$739,190	$(728,985)	$280,047	$22
Disciplined Equity Fund	1,166,308	43,513	(42,785)	1,167,963	—
Dividend Capture Fund	2,446,220	55,340	(87,614)	2,474,371	26,346
Global Select Markets Fund	777,105	33,631	(27,610)	788,493	—
International Equity Fund	2,265,497	123,502	(13,661)	2,275,790	—
Situs Fund	1,594,037	85,545	(80,242)	1,622,460	—
Fixed Income Securities Fund	1,090,148	66,883	(82,744)	1,088,708	6,514
Intermediate Government Income Fund	507,631	34,678	(35,970)	507,894	2,774
Mortgage Securities Fund	290,097	20,897	(23,237)	290,250	1,761
Short/Intermediate Fixed Income Securities Fund	507,853	30,695	(32,024)	508,118	1,072
Huntington EcoLogical Strategy ETF	2,156,159	71,865	(103,419)	2,182,634	—
Huntington US Equity Rotation Strategy ETF	1,919,551	51,215	(58,758)	1,939,319	—

(3) Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Real Strategies Fund’s holdings in the securities of such issuers is set forth below:

	12/31/13 Market Value	Change in unrealized appreciation (depreciation)	Purchases	Sales	3/31/14 Market Value	Income
New York Power DST	$1,098,500	$—	$—	$—	$1,098,500	$17,665
Scotts Gahanna LLC*	1,419,541	(1,709)	—	—	1,417,832	25,128

*	Controlled affiliate in which the Real Stategies Fund owns 25% or more of the outstanding voting securities. The Real Strategies Fund owns a 96% interest in Scotts Gahanna LLC. The VA Real Strategies Fund is an affiliate of the Huntington Real Strategies Fund, and together they own 100% of Scotts Gahanna LLC.

(4) Concentration of Credit Risk

Since each of Ohio Municipal Money Market Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in the state of Ohio, they will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 2014, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.

(5) Subsequent Events

On May 16, 2014, at a special meeting of shareholders, shareholders voted on the following items, all of which were approved by a majority vote:

•	A Proposed Agreement and Plan of Reorganization to merge the Huntington Fixed Income Securities Fund into the Federated Total Return Bond Fund;

•	A Proposed Agreement and Plan of Reorganization to merge the Huntington Intermediate Government Income Fund into the Federated Total Return Government Bond Fund;

•	A Proposed Agreement and Plan of Reorganization to merge the Huntington Mortgage Securities Fund into the Federated Mortgage Fund;

•	A Proposed Agreement and Plan of Reorganization to merge the Huntington Ohio Tax-FreeFund into the Federated Ohio Municipal Income Fund; and

•	A Proposed Agreement and Plan of Reorganization to merge the Huntington Short/Intermediate Fixed Income Securities Fund into the Federated Short-Intermediate Total Return Bond Fund.

All of the proposals were approved and the mergers were effective at the close of business, May 16, 2014.

Huntington VA Balanced Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Mutual Funds — 98.0% (a)
535,447	Huntington Fixed Income Securities Fund, Institutional Shares	$11,624,553
267,518	Huntington VA Dividend Capture Fund	3,485,763
627,147	Huntington VA Growth Fund	6,973,872
396,796	Huntington VA Income Equity Fund	4,646,481
229,443	Huntington VA International Equity Fund	3,859,232
131,633	Huntington VA Mid Corp America Fund	3,103,904
213,788	Huntington VA Mortgage Securities Fund	2,477,807
48,837	Huntington VA Situs Fund	1,171,589

Total Mutual Funds (Cost $29,226,439)		37,343,201

Cash Equivalents — 2.9%
1,100,154	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (a) (b)	1,100,154

Total Cash Equivalents (Cost $1,100,154)		1,100,154

Total Investments (Cost $30,326,593) — 100.9%		38,443,355

Liabilities in Excess of Other Assets — (0.9)%		(334,147)

Net Assets — 100.0%		$38,109,208

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2014.

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA Dividend Capture Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Common Stocks — 74.7%

Consumer Discretionary — 3.1%
6,500	Comcast Corp., Class A	$325,130
24,000	Ford Motor Co.	374,400
9,000	Gentex Corp.	283,770
8,500	Shaw Communications, Inc., Class B (a)	203,150

		1,186,450

Consumer Staples — 6.6%
12,050	Colgate-Palmolive Co.	781,683
10,000	ConAgra Foods, Inc.	310,300
12,500	Kellogg Co.	783,875
2,250	Kimberly-Clark Corp.	248,063
11,250	Sysco Corp.	406,462

		2,530,383

Energy — 11.6%
2,500	Chevron Corp.	297,275
8,000	ConocoPhillips	562,800
6,250	Enterprise Products Partners LP	433,500
10,263	Exxon Mobil Corp.	1,002,490
7,500	Marathon Oil Corp.	266,400
5,700	Murphy Oil Corp.	358,302
6,250	Occidental Petroleum Corp.	595,562
16,250	Suncor Energy, Inc.	568,100
8,500	TransCanada Corp.	386,920

		4,471,349

Financials — 15.6%
3,750	Bank of Montreal (a)	251,288
6,500	Canadian Imperial Bank of Commerce	560,235
8,400	Federated Investors, Inc., Class B (a)	256,536
35,000	FNB Corp.	469,000
42,500	Fulton Financial Corp.	534,650
17,500	Hancock Holding Co.	641,375
11,500	JPMorgan Chase & Co.	698,165
8,250	Northern Trust Corp.	540,870
27,000	Old National Bancorp	402,570
22,000	Susquehanna Bancshares, Inc.	250,580
2,750	Toronto-Dominion Bank	129,113
12,750	Trustmark Corp.	323,213
15,235	U.S. Bancorp	652,972
6,734	Wells Fargo & Co.	334,949

		6,045,516

Health Care — 7.1%
3,500	AbbVie, Inc.	179,900
5,500	AstraZeneca PLC ADR	356,840
4,250	Baxter International, Inc.	312,715
3,250	Johnson & Johnson	319,248
13,000	Merck & Co., Inc.	738,010
7,500	Meridian Bioscience, Inc. (a)	163,425
10,750	Pfizer, Inc.	345,290
5,250	St. Jude Medical, Inc.	343,298

		2,758,726

Industrials — 6.1%
15,750	CSX Corp.	456,277
29,750	General Electric Co.	770,227
6,250	Illinois Tool Works, Inc.	508,312
4,500	PACCAR, Inc.	303,480
3,250	United Parcel Service, Inc., Class B	316,485

		2,354,781

Information Technology — 7.9%
14,250	CA, Inc.	441,322
33,000	Cisco Systems, Inc.	739,530
5,000	EMC Corp.	137,050
15,450	Intel Corp.	398,765
3,000	Lexmark International, Inc., Class A (a)	138,870
9,660	Microsoft Corp.	395,963
3,500	Paychex, Inc. (a)	149,100
18,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	360,360
24,250	Xerox Corp.	274,025

		3,034,985

Materials — 2.6%
11,000	Bemis Co., Inc.	431,640
10,750	Olin Corp. (a)	296,808
6,500	Sonoco Products Co.	266,630

		995,078

Real Estate Investment Trusts — 10.0%
12,000	Associated Estates Realty Corp.	203,280
5,250	Camden Property Trust	353,535
10,750	CBL & Associates Properties, Inc.	190,813
30,750	DDR Corp. (a)	506,760
3,000	HCP, Inc.	116,370
8,500	Highwoods Properties, Inc.	326,485
5,250	Home Properties, Inc.	315,630
7,500	Kimco Realty Corp.	164,100
35,000	Lexington Realty Trust	381,850
7,750	Liberty Property Trust	286,440
22,750	Medical Properties Trust, Inc.	290,973
4,000	Post Properties, Inc.	196,400
7,500	Sun Communities, Inc.	338,175
3,500	Ventas, Inc.	211,995

		3,882,806

Telecommunication Services — 1.9%
19,100	AT&T, Inc.	669,837
1,640	Verizon Communications, Inc.	78,015

		747,852

Utilities — 2.2%
18,000	CenterPoint Energy, Inc.	426,420
5,750	CMS Energy Corp.	168,360
10,500	Questar Corp.	249,690

		844,470

Total Common Stocks (Cost $26,032,880)		28,852,396

Preferred Stocks — 23.5%

Financials — 14.9%
23,546	Allstate Corp./The, 5.100%	586,295
20,000	American Financial Group, Inc., 7.000%	517,400
7,500	Ameriprise Financial, Inc., 7.750%	192,150
18,581	Axis Capital Holdings Ltd., Series C, 6.875%	468,241
26,000	BB&T Corp., 5.850%	613,600
25,000	Charles Schwab Corp./The, Series B, 6.000%	621,250
27,000	JPMorgan Chase Capital XXIX, 6.700%	692,280
10,000	KKR Financial Holdings LLC, 8.375%	276,900

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
16,350	PartnerRe Ltd., Series E, 7.250%	$433,438
10,000	Prudential Financial, Inc., 5.700%	233,500
18,000	Raymond James Financial, Inc., 6.900%	469,800
10,000	State Street Corp., Series C, 5.250%	224,900
15,000	Wells Fargo & Co., Series J, 8.000%	437,100

		5,766,854

Industrials — 1.4%
23,000	Stanley Black & Decker, Inc., 5.750%	551,310

Real Estate Investment Trusts — 6.2%
20,186	Kimco Realty Corp., Series H, 6.900%	520,193
31,000	PS Business Parks, Inc., Series S, 6.450%	745,550
19,000	Public Storage, Inc., Series V, 5.375%	408,880
17,000	Realty Income Corp., Series F, 6.625%	428,230
11,000	Vornado Realty LP, 7.875%	283,800

		2,386,653

Utilities — 1.0%
15,000	Dominion Resources, Inc., Class A, 8.375%	382,500

Total Preferred Stocks (Cost $9,389,734)		9,087,317

Cash Equivalents — 0.2%
93,436	Huntington U.S. Treasury Money Market Fund, Institutional Shares 0.030% (b) (c)	93,436

Total Cash Equivalents (Cost $93,436)		93,436

Short-Term Securities Held as Collateral for Securities Lending — 5.4%
2,102,923	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (c)	2,102,923

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $2,102,923)		2,102,923

Total Investments (Cost $37,618,973) — 103.8%		40,136,072

Liabilities in Excess of Other Assets — (3.8)%		(1,487,037)

Net Assets — 100.0%		$38,649,035

(a)	All or a portion of the security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014 was $1,911,001.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2014.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA Growth Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Common Stocks — 91.8%

Consumer Discretionary — 11.5%
4,400	BorgWarner, Inc.	$270,468
4,600	Comcast Corp., Class A	230,092
2,500	Home Depot, Inc./The	197,825
7,066	Lions Gate Entertainment Corp.	188,874
475	Netflix, Inc. *	167,214
190	Priceline.com, Inc. *	226,459
2,800	Starbucks Corp.	205,464
2,600	TripAdvisor, Inc. *	235,534

		1,721,930

Consumer Staples — 6.9%
2,850	Constellation Brands, Inc., Class A *	242,164
3,700	CVS Caremark Corp.	276,982
4,100	Walgreen Co.	270,723
4,700	Whole Foods Market, Inc.	238,337

		1,028,206

Energy — 5.9%
1,100	Core Laboratories N.V.	218,284
1,000	EOG Resources, Inc.	196,170
4,100	FMC Technologies, Inc. *	214,389
2,500	Targa Resources Corp.	248,150

		876,993

Financials — 8.5%
1,350	American Express Co.	121,541
6,300	Blackstone Group LP	209,475
4,400	Franklin Resources, Inc.	238,392
1,200	IntercontinentalExchange Group, Inc.	237,396
3,200	McGraw Hill Financial, Inc. *	244,160
4,000	Raymond James Financial, Inc.	223,720

		1,274,684

Health Care — 14.1%
1,300	Alexion Pharmaceuticals, Inc. *	197,769
735	Biogen Idec, Inc. *	224,814
1,500	Celgene Corp. *	209,400
4,600	Cerner Corp. *	258,750
3,700	Gilead Sciences, Inc. *	262,182
1,600	Illumina, Inc. *	237,856
775	Regeneron Pharmaceuticals, Inc. *	232,717
1,900	Thermo Fisher Scientific, Inc.	228,456
2,000	Valeant Pharmaceuticals International, Inc. *	263,660

		2,115,604

Industrials — 9.6%
5,000	Avis Budget Group, Inc. *	243,500
2,900	Flowserve Corp.	227,186
9,100	Hertz Global Holdings, Inc. *	242,424
2,700	Honeywell International, Inc.	250,452
5,600	ITT Corp.	239,456
900	Precision Castparts Corp.	227,484

		1,430,502

Information Technology — 30.2%
1,000	Alliance Data Systems Corp. *	272,450
650	Apple, Inc.	348,881
4,500	Avago Technologies Ltd.	289,845
5,100	eBay, Inc. *	281,724
5,100	Facebook, Inc., Class A *	307,224
5,400	Fidelity National Information Services, Inc.	288,630
2,680	FleetCor Technologies, Inc. *	308,468
300	Google, Inc., Class A *	334,353
3,500	MasterCard, Inc., Class A	261,450
3,100	OpenTable, Inc. *	238,483
5,610	Oracle Corp.	229,505
4,800	TE Connectivity Ltd.	289,008
1,200	Visa, Inc., Class A	259,032
2,950	Workday, Inc. *	269,718
8,914	Yahoo!, Inc. *	320,013
2,500	Zillow, Inc., Class A (a) *	220,250

		4,519,034

Materials — 4.2%
2,000	Ecolab, Inc.	215,980
2,950	Packaging Corp. of America	207,592
5,600	U.S. Silica Holdings, Inc. (a)	213,752

		637,324

Telecommunication Services — 0.9%
1,800	Crown Castle International Corp.	132,804

Total Common Stocks (Cost $11,267,820)		13,737,081

Exchange-Traded Funds — 3.7%
5,500	iShares S&P 500 Growth ETF	549,120

Total Exchange-Traded Funds (Cost $557,686)		549,120

Cash Equivalents — 5.3%
792,506	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	792,506

Total Cash Equivalents (Cost $792,506)		792,506

Short-Term Securities Held as Collateral for Securities Lending — 2.7%
411,416	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (c)	411,416

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $411,416)		411,416

Total Investments (Cost $13,029,428) — 103.5%		15,490,123

Liabilities in Excess of Other Assets — (3.5)%		(530,747)

Net Assets — 100.0%		$14,959,376

(a)	All or a portion of the security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014 was $410,003.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2014.
*	Non-income producing security.

ETF — Exchange Traded Fund

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA Income Equity Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Common Stocks — 94.8%

Consumer Discretionary — 5.2%
4,000	Garmin Ltd. (a)	$221,040
4,400	Kohl’s Corp.	249,920
10,700	Shaw Communications, Inc., Class B (a)	255,730
1,700	Time Warner Cable, Inc., Class A	233,206

		959,896

Consumer Staples — 9.6%
6,300	Altria Group, Inc.	235,809
2,600	Anheuser-Busch InBev NV ADR	273,780
8,200	ConAgra Foods, Inc.	254,446
3,800	Kellogg Co.	238,298
2,400	Kimberly-Clark Corp.	264,600
4,300	Walgreen Co.	283,929
3,000	Wal-Mart Stores, Inc.	229,290

		1,780,152

Energy — 15.6%
5,500	BP PLC ADR	264,550
2,300	Chevron Corp.	273,493
3,600	ConocoPhillips	253,260
3,700	Enterprise Products Partners LP	256,632
2,500	Exxon Mobil Corp.	244,200
2,900	Occidental Petroleum Corp.	276,341
8,200	Suncor Energy, Inc.	286,672
4,200	Total SA ADR (a)	275,520
6,100	TransCanada Corp.	277,672
5,200	Valero Energy Corp.	276,120
5,600	Williams Cos., Inc./The	227,248

		2,911,708

Financials — 20.1%
2,500	ACE Ltd.	247,650
3,900	Bank of Montreal (a)	261,339
7,300	BB&T Corp.	293,241
9,000	Blackstone Group LP	299,250
11,800	Fifth Third Bancorp.	270,810
4,700	JPMorgan Chase & Co.	285,337
4,800	MetLife, Inc.	253,440
5,000	Principal Financial Group, Inc.	229,950
4,500	Royal Bank of Canada	296,955
6,400	Sun Life Financial, Inc.	221,632
5,500	Toronto-Dominion Bank (a)	258,225
3,000	Travelers Cos., Inc./The	255,300
7,000	U.S. Bancorp	300,020
5,600	Wells Fargo & Co.	278,544

		3,751,693

Health Care — 10.4%
5,700	AbbVie, Inc.	292,980
3,500	Baxter International, Inc.	257,530
4,600	Eli Lilly & Co.	270,756
4,900	GlaxoSmithKline PLC ADR	261,807
2,600	Johnson & Johnson	255,398
5,200	Merck & Co., Inc.	295,204
9,200	Pfizer, Inc.	295,504

		1,929,179

Industrials — 8.8%
7,600	CSX Corp.	220,172
2,800	Deere & Co.	254,240
2,500	Honeywell International, Inc.	231,900
2,800	Illinois Tool Works, Inc.	227,724
1,500	Lockheed Martin Corp.	244,860
2,400	Norfolk Southern Corp.	233,208
12,500	R.R. Donnelley & Sons Co. (a)	223,750

		1,635,854

Information Technology — 10.8%
8,000	CA, Inc.	247,760
12,900	Cisco Systems, Inc.	289,089
8,100	Hewlett-Packard Co.	262,116
10,900	Intel Corp.	281,329
4,600	Microsoft Corp.	188,554
5,100	Paychex, Inc. (a)	217,260
5,100	Seagate Technology PLC (a)	286,416
21,500	Xerox Corp.	242,950

		2,015,474

Materials — 4.0%
2,200	Air Products & Chemicals, Inc.	261,888
5,500	Dow Chemical Co./The	267,245
2,500	Lyondellbasell Industries NV, Class A	222,350

		751,483

Real Estate Investment Trusts — 2.8%
6,100	HCP, Inc.	236,619
9,700	Hospitality Properties Trust	278,584

		515,203

Telecommunication Services — 2.9%
6,600	BCE, Inc.	284,724
5,500	Verizon Communications, Inc.	261,635

		546,359

Utilities — 4.6%
6,600	PG&E Corp.	285,120
6,500	Southern Co.	285,610
16,300	TECO Energy, Inc. (a)	279,545

		850,275

Total Common Stocks (Cost $14,516,783)		17,647,276

Exchange-Traded Funds — 2.7%
6,900	iShares Russell 2000 Index Fund	505,839

Total Exchange-Traded Funds (Cost $486,023)		505,839

Cash Equivalents — 2.4%
439,064	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	439,064

Total Cash Equivalents (Cost $439,064)		439,064

Short-Term Securities Held as Collateral for Securities Lending — 8.4%
1,573,555	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (c)	1,573,555

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,573,555)		1,573,555

Total Investments (Cost $17,015,425) — 108.3%		20,165,734

Liabilities in Excess of Other Assets — (8.3)%		(1,546,278)

Net Assets — 100.0%		$18,619,456

(a)	All or a portion of the security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014 was $1,551,544.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2014.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA International Equity Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Common Stocks — 93.8%
Australia — 1.8%

Financials — 1.8%
26,000	Suncorp Group Ltd.	$310,279
10,000	Westpac Banking Corp.	320,460

		630,739

Belgium — 2.2%

Consumer Staples — 2.2%
7,200	Anheuser-Busch InBev NV	754,867

Brazil — 1.6%

Materials — 1.6%
40,000	Vale SA ADR	553,200

Canada — 2.1%

Consumer Discretionary — 1.1%
5,000	Dollarama, Inc.	380,907

Industrial — 1.0%
6,600	Canadian National Railway Co.	370,799

		751,706

Denmark — 1.4%

Health Care — 1.4%
10,500	Novo-Nordisk A/S ADR	479,325

France — 11.7%

Energy — 0.4%
2,400	Total SA	157,388

Financials — 7.0%
38,509	AXA SA ADR	1,001,234
12,347	BNP Paribas	952,412
32,000	Credit Agricole SA *	504,567

		2,458,213

Health Care — 2.4%
6,000	Sanofi SA ADR	313,680
5,000	Sanofi SA	521,320

		835,000

Industrials — 1.9%
9,700	Safran SA	672,058

		4,122,659

Germany — 12.1%

Financials — 1.6%
3,400	Allianz SE	574,747

Health Care — 3.0%
4,300	Bayer AG	581,627
11,000	Stada Arzneimittel AG	470,779

		1,052,406

Industrials — 5.5%
17,200	GEA Group AG	786,245
300	OSRAM Licht AG *	19,452
3,000	Siemens AG	403,802
5,336	Siemens AG ADR	721,160

		1,930,659

Information Technology — 2.0%
8,600	SAP AG ADR	699,266

		4,257,078

Hong Kong — 1.7%

Industrials — 1.7%
45,000	Hutchison Whampoa Ltd.	595,831

Italy — 2.1%

Energy — 2.1%
29,200	Eni SpA	732,565

Japan — 15.0%

Consumer Staples — 1.5%
6,000	Unicharm Corp.	320,477
3,700	Welcia Holdings Co. Ltd.	208,274

		528,751

Financials — 2.1%
18,000	Mitsubishi Estate Co. Ltd.	426,566
7,700	Sumitomo Mitsui Financial Group, Inc.	328,918

		755,484

Industrial — 1.3%
130,000	NTN Corp. *	442,087

Industrials — 3.7%
46,000	KUBOTA Corp.	609,233
12,500	Makita Corp.	686,673

		1,295,906

Information Technology — 4.5%
1,870	KEYENCE Corp.	771,263
8,600	Murata Manufacturing Co. Ltd.	811,132

		1,582,395

Telecommunication Services — 1.9%
8,800	Softbank Corp.	665,020

		5,269,643

Netherlands — 1.5%

Materials — 1.5%
6,000	Lyondellbasell Industries NV, Class A	533,640

Singapore — 1.5%

Industrials — 1.5%
60,300	Keppel Corp. Ltd.	522,051

Real Estate Investment Trust — 0.0%
16,884	Keppel REIT	15,302

		537,353

Spain — 1.9%

Financials — 1.9%
55,873	Banco Bilbao Vizcaya SA	671,076
28	Banco Santander SA ADR	268

		671,344

Sweden — 4.3%

Consumer Discretionary — 2.0%
16,600	Hennes & Mauritz AB	707,851

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Value
Materials — 2.3%
27,700	Svenska Cellulosa AB (SCA)	$815,266

		1,523,117

Switzerland — 9.7%

Financials — 3.8%
5,600	ACE Ltd.	554,736
23,780	Credit Suisse Group AG (a)	769,058

		1,323,794

Health Care — 5.9%
9,000	Novartis AG	763,549
10,590	Novartis AG ADR	900,362
1,400	Roche Holding AG	419,669

		2,083,580

		3,407,374

United Kingdom — 15.8%

Consumer Discretionary — 3.1%
44,200	Greene King PLC	665,376
5,000	Liberty Global PLC, Class A *	208,000
5,000	Liberty Global PLC, Class C *	203,550

		1,076,926

Consumer Staples — 3.0%
5,300	Diageo PLC ADR	660,327
4,660	Reckitt Benckiser Group PLC	379,652

		1,039,979

Health Care — 3.5%
8,200	AstraZeneca PLC ADR	532,016
12,645	GlaxoSmithKline PLC ADR	675,622

		1,207,638

Industrials — 2.1%
41,900	Rolls-Royce Holdings PLC	750,198

Telecommunication Services — 3.0%
107,000	BT Group PLC	676,944
105,818	Vodafone Group PLC	388,626

		1,065,570

Utilities — 1.1%
16,100	SSE PLC	394,280

		5,534,591

United States — 7.4%

Energy — 3.4%
6,500	Apache Corp.	539,175
6,780	Schlumberger Ltd.	661,050

		1,200,225

Financials — 1.8%
13,000	Citigroup, Inc.	618,800

Information Technology — 1.5%
7,000	MasterCard, Inc., Class A	522,900

Telecommunication Services — 0.7%
5,102	Verizon Communications, Inc.	243,263

		2,585,188

Total Common Stocks (Cost $25,654,181)		32,940,220

Exchange-Traded Funds — 1.5%
7,700	iShares MSCI EAFE ETF (a)	517,209

Total Exchange-Traded Funds (Cost $497,420)		517,209

Closed-End Fund — 1.1%
46,000	Japan Smaller Capitalization Fund, Inc.	403,420

Total Closed-End Fund (Cost $406,539)		403,420

Rights — 0.0%
Spain — 0.0%

Financials — 0.0%
55,873	Banco Bilbao Vizcaya SA, Expiring 4/17/14	13,086

Total Rights (Cost $0)		13,086

Cash Equivalents — 3.5%
1,232,770	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	1,232,770

Total Cash Equivalents (Cost $1,232,770)		1,232,770

Short-Term Securities Held as Collateral for Securities Lending — 3.7%
1,294,382	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (c)	1,294,382

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,294,382)		1,294,382

Total Investments (Cost $29,085,292) — 103.6%		36,401,087

Liabilities in Excess of Other Assets — (3.6)%		(1,272,133)

Net Assets — 100.0%		$35,128,954

(a)	All or a portion of the security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014 was $1,261,378.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these portfolios of investments.

Huntington VA Mid Corp America Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Common Stocks — 99.4%

Consumer Discretionary — 11.2%
1,210	Advance Auto Parts, Inc.	$153,065
4,420	Bob Evans Farms, Inc.	221,133
7,800	BorgWarner, Inc.	479,466
6,340	D.R. Horton, Inc.	137,261
6,960	Iconix Brand Group, Inc. *	273,319
4,530	Kohl’s Corp.	257,304
7,568	Nordstrom, Inc. (a)	472,622
4,320	PetSmart, Inc. (a)	297,605
5,390	Ross Stores, Inc.	385,654

		2,677,429

Consumer Staples — 4.8%
4,800	Church & Dwight Co., Inc.	331,536
4,470	Constellation Brands, Inc., Class A *	379,816
8,000	Dr. Pepper Snapple Group, Inc.	435,680

		1,147,032

Energy — 7.4%
5,580	Helmerich & Payne, Inc.	600,185
5,000	Murphy Oil Corp.	314,300
5,928	Noble Energy, Inc.	421,125
5,930	Oceaneering International, Inc.	426,130

		1,761,740

Financials — 15.3%
14,540	Brown & Brown, Inc.	447,250
4,740	Community Bank System, Inc. (a)	184,955
4,740	Cullen/Frost Bankers, Inc. (a)	367,492
8,850	Discover Financial Services	514,981
25,620	First Niagara Financial Group, Inc.	242,109
3,800	Invesco Ltd.	140,600
1,700	Jones Lang LaSalle, Inc.	201,450
5,500	Montpelier Re Holdings Ltd. (a)	163,680
7,940	Principal Financial Group, Inc.	365,161
5,930	Prosperity Bancshares, Inc.	392,269
1,950	T. Rowe Price Group, Inc.	160,583
13,128	Unum Group	463,550

		3,644,080

Health Care — 11.0%
9,920	AmerisourceBergen Corp.	650,653
6,930	Cepheid, Inc. (a) *	357,449
2,440	Computer Programs & Systems, Inc.	157,624
13,720	Mylan, Inc. *	669,948
2,800	Quest Diagnostics, Inc. (a)	162,176
9,410	St. Jude Medical, Inc.	615,320

		2,613,170

Industrials — 17.6%
1,775	Alliant Techsystems, Inc.	252,316
10,180	Babcock & Wilcox Co./The	337,976
2,800	Elbit Systems Ltd.	171,049
11,140	Jacobs Engineering Group, Inc. *	707,390
9,300	John Bean Technologies Corp.	287,370
10,318	Kennametal, Inc.	457,087
3,020	Rockwell Automation, Inc.	376,141
11,170	Rollins, Inc.	337,781
3,700	Ryder System, Inc.	295,704
2,010	Stericycle, Inc. *	228,376
9,540	Timken Co.	560,761
1,700	UniFirst Corp.	186,898

		4,198,849

Information Technology — 16.0%
7,110	Citrix Systems, Inc. *	408,327
9,300	CTS Corp.	194,184
5,705	Fidelity National Information Services, Inc.	304,932
5,000	Fiserv, Inc. *	283,450
12,482	FLIR Systems, Inc.	449,352
5,700	Harris Corp.	417,012
4,830	j2 Global, Inc. (a)	241,742
5,348	NCR Corp. *	195,469
3,100	NetApp, Inc.	114,390
8,600	NVIDIA Corp.	154,026
4,700	Seagate Technology PLC	263,952
9,300	Synopsys, Inc. *	357,213
8,768	Teradata Corp. *	431,298

		3,815,347

Materials — 6.7%
5,950	Albemarle Corp.	395,199
5,400	FMC Corp.	413,424
11,580	Olin Corp. (a)	319,724
5,130	Royal Gold, Inc.	321,241
3,500	Sonoco Products Co.	143,570

		1,593,158

Real Estate Investment Trusts — 6.6%
4,660	EPR Properties	248,797
3,870	Highwoods Properties, Inc.	148,647
2,100	Home Properties, Inc.	126,252
18,200	Medical Properties Trust, Inc.	232,778
2,300	Mid-America Apartment Communities, Inc.	157,021
2,940	PS Business Parks, Inc.	245,843
4,000	Rayonier, Inc.	183,640
3,140	Sovran Self Storage, Inc.	230,633

		1,573,611

Utilities — 2.8%
11,140	CMS Energy Corp.	326,179
5,900	Portland General Electric Co.	190,806
4,560	Xcel Energy, Inc.	138,442

		655,427

Total Common Stocks (Cost $12,946,087)		23,679,843

Cash Equivalents — 0.9%
217,097	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	217,097

Total Cash Equivalents (Cost $217,097)		217,097

Short-Term Securities Held as Collateral for Securities Lending — 10.2%
2,418,032	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (c)	2,418,032

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $2,418,032)		2,418,032

Total Investments (Cost $15,581,216) — 110.5%		26,314,972

Liabilities in Excess of Other Assets — (10.5)%		(2,491,137)

Net Assets — 100.0%		$23,823,835

See accompanying notes which are an integral part of these schedules of investments.

(a)	All or a portion of the security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014 was $2,369,179.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2014.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA Real Strategies Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Common Stocks — 76.0%

Energy — 48.0%
400	Alliance Resource Partners LP	$33,656
2,400	Canadian Natural Resources Ltd.	92,088
3,600	Canadian Oil Sands Ltd.	75,420
2,400	Cheniere Energy, Inc. *	132,840
4,070	Chesapeake Energy Corp.	104,274
1,200	Consol Energy, Inc.	47,940
3,680	EnCana Corp.	78,678
1,170	Enterprise Products Partners LP	81,151
1,700	Halliburton Co.	100,113
1,100	Helmerich & Payne, Inc.	118,316
1,489	Kinder Morgan, Inc.	48,378
1,600	Magellan Midstream Partners LP (a)	111,584
2,300	Natural Resource Partners LP	36,616
1,000	Schlumberger Ltd.	97,500
2,400	Spectra Energy Corp.	88,656
2,400	Suncor Energy, Inc.	83,904
1,700	Tenaris SA ADR (a)	75,225

		1,406,339

Industrials — 13.4%
1,340	AGCO Corp.	73,914
1,950	Chicago Bridge & Iron Co. NV	169,943
1,000	GATX Corp.	67,880
1,400	Joy Global, Inc. (a)	81,200

		392,937

Materials — 14.6%
850	Agrium, Inc.	82,892
2,650	Barrick Gold Corp.	47,250
600	BHP Billiton Ltd. ADR (a)	40,662
1,700	Freeport-McMoRan Copper & Gold, Inc.	56,219
1,380	Rio Tinto PLC ADR (a)	77,045
1,800	Southern Copper Corp.	52,398
5,100	Vale SA ADR	70,533

		426,999

Total Common Stocks (Cost $1,736,466)		2,226,275

Exchange-Traded Funds — 8.7%
4,000	iShares Silver Trust *	76,160
1,500	Market Vectors Junior Gold Miners ETF *	54,195
2,200	Teucrium Corn Fund *	76,252
2,000	United States Natural Gas Fund LP *	48,840

Total Exchange-Traded Funds (Cost $293,871)		255,447

Real Estate Investments — 7.8% (b)(c)(d)
	Grocery & Pharmacy DST	53,292
	New York Power DST	57,816
	Scotts Gahanna LLC (e)	59,076
	Winston-Salem DST	59,574

Total Real Estate Investments (Cost $206,000)		229,758

Closed-End Fund — 1.9%
4,000	Central Fund of Canada Ltd., Class A (a)	55,040

Total Closed-End Fund (Cost $55,388)		55,040

Cash Equivalents — 0.2%
4,661	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (e) (f)	4,661

Total Cash Equivalents (Cost $4,661)		4,661

Short-Term Securities Held as Collateral for Securities Lending — 16.9%
495,368	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (f)	495,368

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $495,368)		495,368

Total Investments (Cost $2,791,754) — 111.5%		3,266,549

Liabilities in Excess of Other Assets — (11.5)%		(338,019)

Net Assets — 100.0%		$2,928,530

(a)	All or a portion of the security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014 was $377,477.
(b)	Illiquid security.
(c)	Investments do not offer shares. Fair value represents direct ownership of Real Estate.
(d)	Security is currently being valued by the Pricing Committee according to the fair value procedures approved by the Board of Trustees.
(e)	Investment in affiliate.
(f)	Rate disclosed is the seven day yield as of March 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

DST — Delaware Statutory Trust

ETF — Exchange Traded Fund

See accompanying notes which are an integral part of these portfolios of investments.

Huntington VA Rotating Markets Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Common Stocks — 92.1%

Consumer Discretionary — 12.6%
462	Aaron’s, Inc.	$13,971
315	Advance Auto Parts, Inc.	39,847
790	American Eagle Outfitters, Inc.	9,670
757	Chico’s FAS, Inc.	12,135
478	Cinemark Holdings, Inc.	13,867
451	Dick’s Sporting Goods, Inc.	24,629
628	Foot Locker, Inc.	29,503
662	Gentex Corp.	20,873
431	Hanesbrands, Inc.	32,963
452	Jarden Corp. *	27,043
338	John Wiley & Sons, Inc., Class A	19,482
307	Lamar Advertising Co., Class A *	15,654
638	Life Time Fitness, Inc. (a) *	30,688
1,092	LKQ Corp. *	28,774
241	Mohawk Industries, Inc. *	32,771
18	NVR, Inc. *	20,646
126	Panera Bread Co., Class A *	22,235
273	Polaris Industries, Inc.	38,141
317	PVH Corp.	39,552
65	Sears Canada, Inc.	970
1,013	Service Corporation International	20,138
382	Signet Jewelers Ltd.	40,439
426	Sotheby’s	18,552
569	Toll Brothers, Inc. *	20,427
527	Tractor Supply Co.	37,222
263	Tupperware Brands Corp.	22,029
368	Under Armour, Inc., Class A (a) *	42,188
461	Williams-Sonoma, Inc.	30,721

		705,130

Consumer Staples — 3.2%
434	Church & Dwight Co., Inc.	29,976
319	Energizer Holdings, Inc.	32,136
514	Hillshire Brands Co.	19,152
307	Ingredion, Inc.	20,901
753	Keurig Green Mountain, Inc.	79,509

		181,674

Energy — 5.6%
362	Cimarex Energy Co.	43,118
326	Dresser-Rand Group, Inc. *	19,042
228	Dril-Quip, Inc. *	25,559
397	Energen Corp.	32,082
724	HollyFrontier Corp.	34,448
427	Oceaneering International, Inc.	30,684
298	Oil States International, Inc. *	29,383
736	Patterson-UTI Energy, Inc.	23,316
280	Rosetta Resources, Inc. *	13,042
299	SM Energy Co.	21,316
752	Superior Energy Services, Inc.	23,132
421	World Fuel Services Corp.	18,566

		313,688

Financials — 11.5%
228	Affiliated Managers Group, Inc. *	45,611
61	Alleghany Corp. *	24,850
354	Arthur J Gallagher & Co.	16,843
465	Brown & Brown, Inc.	14,303
393	CBOE Holdings, Inc.	22,244
295	City National Corp.	23,222
407	Commerce Bancshares, Inc.	18,893
468	Eaton Vance Corp.	17,859
203	Everest Re Group Ltd.	31,069
497	Federated Investors, Inc., Class B (a)	15,178
795	Fidelity National Financial, Inc., Class A	24,995
1,875	First Niagara Financial Group, Inc.	17,719
1,369	Fulton Financial Corp.	17,222
493	Hancock Holding Co.	18,068
375	HCC Insurance Holdings, Inc.	17,059
184	Jones Lang LaSalle, Inc.	21,804
610	Kemper Corp.	23,894
636	MSCI, Inc., Class A *	27,361
1,069	Old Republic International Corp.	17,532
1,747	Protective Life Corp.	91,875
419	Raymond James Financial, Inc.	23,435
331	Reinsurance Group of America, Inc.	26,358
537	SEI Investments Co.	18,049
880	TCF Financial Corp.	14,661
1,336	Valley National Bancorp (a)	13,908
375	Waddell & Reed Financial, Inc., Class A	27,607
382	WR Berkley Corp.	15,899

		647,518

Health Care — 9.3%
428	Community Health Systems, Inc. *	16,765
200	Cooper Cos., Inc./The	27,472
245	Covance, Inc. *	25,456
621	Endo International PLC *	42,632
338	Henry Schein, Inc. *	40,347
415	Hill-Rom Holdings, Inc.	15,994
421	HMS Holdings Corp. *	8,020
1,209	Hologic, Inc. *	25,994
230	IDEXX Laboratories, Inc. *	27,922
366	Mednax, Inc. *	22,685
121	Mettler-Toledo International, Inc. *	28,517
375	Omnicare, Inc.	22,376
269	Regeneron Pharmaceuticals, Inc. *	80,775
538	ResMed, Inc. (a)	24,043
223	Techne Corp.	19,038
279	Universal Health Services, Inc., Class B	22,898
808	Vertex Pharmaceuticals, Inc. *	57,142
258	WellCare Health Plans, Inc. *	16,388

		524,464

Industrials — 17.3%
546	AECOM Technology Corp. *	17,565
475	AGCO Corp.	26,201
303	Alaska Air Group, Inc.	28,273
840	AMETEK, Inc.	43,252
478	BE Aerospace, Inc. *	41,486
255	Carlisle Cos., Inc.	20,232
39	Chicago Bridge & Iron Co. NV	3,399
291	Clean Harbors, Inc. *	15,944
404	Copart, Inc. *	14,702
262	Crane Co.	18,641
556	Donaldson Co., Inc.	23,574
224	Esterline Technologies Corp. *	23,865

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
605	Fortune Brands Home & Security, Inc.	$25,458
352	GATX Corp.	23,894
382	General Cable Corp.	9,783
202	Genesee & Wyoming, Inc., Class A *	19,659
300	Graco, Inc.	22,422
206	Hubbell, Inc., Class B	24,693
351	IDEX Corp.	25,584
364	JB Hunt Transport Services, Inc.	26,179
420	Kansas City Southern	42,865
630	KBR, Inc.	16,808
379	Kennametal, Inc.	16,790
266	Kirby Corp. *	26,933
221	Lennox International, Inc.	20,091
311	Lincoln Electric Holdings, Inc.	22,395
340	ManpowerGroup	26,802
216	MSC Industrial Direct Co., Inc., Class A	18,688
238	Nordson Corp.	16,777
407	Oshkosh Corp.	23,960
174	Regal-Beloit Corp.	12,652
301	SPX Corp.	29,591
448	Terex Corp.	19,846
334	Timken Co.	19,633
349	Towers Watson & Co., Class A	39,803
417	Trinity Industries, Inc.	30,053
244	Triumph Group, Inc.	15,758
405	United Rentals, Inc. *	38,451
328	URS Corp.	15,436
102	Valmont Industries, Inc.	15,182
419	Wabtec Corp.	32,472
411	Woodward, Inc.	17,069

		972,861

Information Technology — 13.4%
201	Alliance Data Systems Corp. *	54,762
346	ANSYS, Inc. *	26,649
646	Arrow Electronics, Inc. *	38,347
2,039	Atmel Corp. *	17,046
682	Avnet, Inc.	31,733
1,162	Cadence Design Systems, Inc. *	18,057
1,157	Compuware Corp.	12,149
226	Concur Technologies, Inc. (a) *	22,390
503	Cree, Inc. *	28,450
177	Equinix, Inc. *	32,717
215	Factset Research Systems, Inc.	23,179
366	Gartner, Inc. *	25,415
396	Global Payments, Inc.	28,160
474	Informatica Corp. *	17,908
1,190	Ingram Micro, Inc., Class A *	35,176
298	Jack Henry & Associates, Inc.	16,616
462	MICROS Systems, Inc. (a) *	24,454
651	National Instruments Corp.	18,677
664	NCR Corp. *	24,269
636	PTC, Inc. *	22,533
396	Rackspace Hosting, Inc. *	12,997
721	Riverbed Technology, Inc. *	14,211
519	Semtech Corp. *	13,151
828	Skyworks Solutions, Inc. *	31,067
247	SolarWinds, Inc. *	10,530
282	Solera Holdings, Inc.	17,862
712	Synopsys, Inc. *	27,348
314	Tech Data Corp. *	19,141
739	TIBCO Software, Inc. *	15,016
950	Trimble Navigation Ltd. *	36,926
488	VeriFone Systems, Inc. *	16,504
316	Zebra Technologies Corp., Class A *	21,934

		755,374

Materials — 7.2%
364	Albemarle Corp.	24,177
359	AptarGroup, Inc.	23,730
379	Ashland, Inc.	37,703
356	Carpenter Technology Corp.	23,510
751	Commercial Metals Co.	14,179
212	Cytec Industries, Inc.	20,693
213	Domtar Corp.	23,903
5	Freeport-McMoRan Copper & Gold, Inc.	165
207	Martin Marietta Materials, Inc.	26,568
51	NewMarket Corp.	19,930
347	Packaging Corp. of America	24,418
290	Reliance Steel & Aluminum Co.	20,491
269	Rock-Tenn Co., Class A	28,398
246	Royal Gold, Inc.	15,405
477	RPM International, Inc.	19,958
400	Sensient Technologies Corp.	22,564
434	Sonoco Products Co.	17,803
1,052	Steel Dynamics, Inc.	18,715
332	Valspar Corp.	23,944

		406,254

Real Estate Investment Trusts — 7.8%
272	Alexandria Real Estate Equities, Inc.	19,736
484	American Campus Communities, Inc.	18,077
2,516	BioMed Realty Trust, Inc.	51,553
262	Camden Property Trust	17,643
501	Corrections Corp. of America	15,691
1,484	Duke Realty Corp.	25,050
132	Essex Property Trust, Inc.	22,447
390	Extra Space Storage, Inc.	18,919
291	Federal Realty Investment Trust	33,384
201	Home Properties, Inc.	12,084
513	Hospitality Properties Trust	14,733
428	Liberty Property Trust *	15,819
383	Macerich Co./The	23,872
500	Rayonier, Inc.	22,955
718	Realty Income Corp. (a)	29,337
359	Regency Centers Corp.	18,331
638	Senior Housing Properties Trust	14,336
237	Taubman Centers, Inc.	16,777
1,280	UDR, Inc.	33,062
454	Weingarten Realty Investors (a)	13,620

		437,426

Telecommunication Services — 0.6%
578	Telephone & Data Systems, Inc.	15,149
653	TW Telecom, Inc. *	20,413

		35,562

Utilities — 3.6%
615	Aqua America, Inc.	15,418
357	Atmos Energy Corp.	16,825
291	Black Hills Corp.	16,776
266	IDACORP, Inc.	14,755
369	National Fuel Gas Co.	25,845
754	OGE Energy Corp.	27,717
763	Questar Corp.	18,144
440	UGI Corp.	20,068
651	Vectren Corp.	25,643
571	Westar Energy, Inc.	20,076

		201,267

Total Common Stocks (Cost $4,175,303)		5,181,218

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
Exchange-Traded Funds — 1.7%
375	SPDR S&P MidCap 400 ETF Trust (a)	$93,964

Total Exchange-Traded Funds (Cost $94,000)		93,964

Rights — 0.0%

Health Care — 0.0%
1,196	Community Health Systems, Inc. *	72

Total Rights (Cost $60)		72

Cash Equivalents — 5.0%
282,203	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	282,203

Total Cash Equivalents (Cost $282,203)		282,203

Short-Term Securities Held as Collateral for Securities Lending — 4.2%
236,308	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (c)	236,308

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $236,308)		236,308

Total Investments (Cost $4,787,874) — 103.0%		5,793,765

Liabilities in Excess of Other Assets — (3.0)%		(170,722)

Net Assets — 100.0%		$5,623,043

(a)	All or a portion of the security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014 was $232,504.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2014.
*	Non-income producing security.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these schedules of investments.

Huntington VA Situs Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Shares		Value
Common Stocks — 96.4%

Bermuda — 1.7%

Financials — 1.7%
17,750	Arch Capital Group Ltd. *	$1,021,335

Brazil — 0.7%

Consumer Staples — 0.7%
10,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	437,600

Chile — 0.1%

Materials — 0.1%
800	Sociedad Quimica y Minera de Chile SA ADR (a)	25,392

Finland — 0.7%

Industrials — 0.7%
2,000	Cargotec Oyj	86,106
8,400	Kone Oyj (a)	352,271

		438,377

Germany — 0.1%

Health Care — 0.1%
1,900	Stada Arzneimittel AG	81,316

Hong Kong — 0.1%

Consumer Discretionary — 0.1%
13,000	Television Broadcasts Ltd.	77,852

Ireland — 0.4%

Consumer Staples — 0.4%
3,500	Kerry Group PLC	267,183

Japan — 0.4%

Consumer Discretionary — 0.1%
2,000	Honda Motor Co. Ltd. ADR	70,680

Industrials — 0.1%
3,500	Sato Corp.	81,078

Information Technology — 0.2%
14,800	Furuno Electric Co. Ltd.	101,807

		253,565

Sweden — 0.1%

Consumer Discretionary — 0.1%
4,800	Haldex AB	56,176

Switzerland — 0.2%

Consumer Discretionary — 0.2%
2,000	Garmin Ltd. (a)	110,520

United Kingdom — 0.5%

Industrials — 0.5%
4,800	Concentric AB	66,744
26,424	HALMA PLC *	253,734

		320,478

United States — 91.4%

Consumer Discretionary — 11.0%
41,500	Cabela’s, Inc., Class A (a) *	2,718,665
1,200	EZCORP, Inc., Class A *	12,948
5,000	Papa John’s International, Inc.	260,550
10,000	PetMed Express, Inc.	134,100
2,000	Rent-A-Center, Inc.	53,200
30,000	Sonic Corp. *	683,700
10,000	Tempur Sealy International, Inc. (a) *	506,700
26,000	Tractor Supply Co.	1,836,380
15,000	Urban Outfitters, Inc. *	547,050

		6,753,293

Consumer Staples — 2.6%
10,700	Darling International, Inc. *	214,214
15,100	Fresh Del Monte Produce, Inc.	416,307
12,000	Sanderson Farms, Inc.	941,880

		1,572,401

Energy — 5.5%
3,000	Atwood Oceanics, Inc. *	151,170
19,000	CARBO Ceramics, Inc. (a)	2,621,810
7,000	Denbury Resources, Inc.	114,800
700	Dril-Quip, Inc. *	78,470
9,660	Halcon Resources Corp. (a) *	41,828
1,000	Matrix Service Co. *	33,780
5,000	SM Energy Co.	356,450

		3,398,308

Financials — 12.5%
29,000	Cullen/Frost Bankers, Inc.	2,248,370
35,000	Evercore Partners, Inc.	1,933,750
5,000	First Financial Holdings, Inc.	313,100
2,000	FNB Corp.	26,800
20,000	International Bancshares Corp.	501,600
35,000	Janus Capital Group, Inc. (a)	380,450
35,000	Raymond James Financial, Inc.	1,957,550
3,000	Simmons First National Corp.	111,810
10,000	Umpqua Holdings Corp. (a)	186,400

		7,659,830

Health Care — 10.7%
10,000	Abaxis, Inc. *	388,800
30,000	AmSurg Corp. *	1,412,400
40,000	Arena Pharmaceuticals, Inc. (a) *	252,000
650	Bio-Rad Laboratories, Inc., Class A *	83,278
35,100	Cerner Corp. *	1,974,375
14,000	Edwards LifeSciences Corp. (a) *	1,038,380
3,000	Kindred Healthcare, Inc.	70,260
5,000	Luminex Corp. *	90,550
5,000	Merit Medical Systems, Inc. *	71,500
32,000	Myriad Genetics, Inc. (a) *	1,094,080
450	Neogen Corp. *	20,228
7,000	Osiris Therapeutics, Inc. (a) *	91,910
1	PharMerica Corp. *	28

		6,587,789

See accompanying notes which are an integral part of these schedule of investments.

Shares		Value
Industrials — 16.2%
5,000	Allegiant Travel Co.	$559,650
5,000	BE Aerospace, Inc. *	433,950
15,000	EnPro Industries, Inc. *	1,090,050
25,700	Flowserve Corp.	2,013,338
20,000	Harsco Corp.	468,600
17,000	Lindsay Corp. (a)	1,499,060
2,000	MSA Safety, Inc.	114,000
3,000	Old Dominion Freight Line, Inc. *	170,220
10,000	Quanta Services, Inc. *	369,000
1,000	Ryder System, Inc.	79,920
30,000	Trinity Industries, Inc.	2,162,100
15,000	Watts Water Technologies, Inc., Class A	880,350
5,000	Werner Enterprises, Inc.	127,550

		9,967,788

Information Technology — 19.3%
20,000	3D Systems Corp. (a) *	1,183,000
20,000	ACI Worldwide, Inc. *	1,183,800
8,000	Anixter International, Inc.	812,160
20,000	Cardtronics, Inc. (a) *	777,000
25,000	Diodes, Inc. *	653,000
3,000	Exlservice Holdings, Inc. *	92,730
39,500	Geospace Technologies Corp. (a) *	2,613,715
45,000	Jabil Circuit, Inc.	810,000
20,000	Methode Electronics, Inc.	613,200
17,000	Red Hat, Inc. *	900,660
8,000	ScanSource, Inc. *	326,160
25,000	Trimble Navigation Ltd. *	971,750
10,500	Tyler Technologies, Inc. *	878,640

		11,815,815

Materials — 10.9%
9,000	Albemarle Corp.	597,780
20,500	Eagle Materials, Inc.	1,817,530
10,000	Eastman Chemical Co.	862,100
9,000	Owens-Illinois, Inc. *	304,470
20,000	Quaker Chemical Corp.	1,576,600
10,800	Scotts Miracle-Gro Co./The, Class A	661,824
5,000	Terra Nitrogen Co. LP	760,900
2,500	United States Lime & Minerals, Inc.	140,750

		6,721,954

Real Estate Investment Trusts — 1.0%
3,500	Camden Property Trust	235,690
1,064	CBL & Associates Properties, Inc.	18,886
8,500	Equity One, Inc. (a)	189,890
5,000	Weingarten Realty Investors (a)	150,000

		594,466

Telecommunication Services — 0.3%
15,000	General Communication, Inc., Class A *	171,150

Utilities — 1.4%
1,000	AGL Resources, Inc.	48,960
5,000	Hawaiian Electric Industries, Inc. (a)	127,100
10,000	Portland General Electric Co.	323,400
7,500	UGI Corp.	342,075

		841,535

		56,084,329

Total Common Stocks (Cost $37,245,376)		59,174,123

Exchange-Traded Funds — 0.2%
3,500	iShares China Large-Cap ETF	125,230

Total Exchange-Traded Funds (Cost $89,145)		125,230

Cash Equivalents — 4.1%
2,492,254	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	2,492,254

Total Cash Equivalents (Cost $2,492,254)		2,492,254

Short-Term Securities Held as Collateral for Securities Lending — 22.9%
14,064,598	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (c)	14,064,598

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $14,064,598)		14,064,598

Total Investments (Cost $53,891,373) — 123.6%		75,856,205

Liabilities in Excess of Other Assets — (23.6)%		(14,499,162)

Net Assets — 100.0%		$61,357,043

(a)	All or a portion of the security was on loan as of March 31, 2014. The total value of securities on loan as of March 31, 2014 was $13,931,000.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these schedule of investments.

Huntington VA Mortgage Securities Fund

Portfolio of Investments (Unaudited)

March 31, 2014

Principal Amount/		Value
U.S. Government Mortgage Backed Agencies — 93.0%

Federal Home Loan Mortgage Corporation — 16.6%
$ 1,623	Pool # B18052, 4.500%, 3/1/15	$1,715
5,905	Pool # J03237, 5.500%, 8/1/16	6,277
4,064	Pool # E96459, 5.000%, 5/1/18	4,308
29,094	Pool # J10396, 4.000%, 7/1/19	30,747
4,250	Pool # G18008, 4.500%, 9/1/19	4,495
2,297	Pool # G18015, 4.500%, 10/1/19	2,430
17,670	Pool # G12297, 6.000%, 7/1/21	19,346
19,903	Pool # G12286, 5.000%, 7/1/21	21,526
18,345	Pool # G12425, 5.500%, 10/1/21	19,970
32,017	Pool # E02402, 6.000%, 10/1/22	35,156
13,872	Pool # C90779, 5.000%, 1/1/24	15,059
5,354	Pool # C90837, 5.500%, 6/1/24	5,932
45,909	Pool # G13629, 4.500%, 8/1/24	49,141
44,222	Pool # J11053, 4.500%, 10/1/24	47,316
109,589	Pool # J11829, 4.000%, 3/1/25	116,129
51,849	Pool # E02696, 4.000%, 5/1/25	54,899
10,772	Pool # C91000, 6.000%, 11/1/26	11,954
82,746	Pool # D97248, 5.500%, 4/1/27	91,288
23,341	Pool # C91175, 5.000%, 5/1/28	25,446
62,989	Pool # C91251, 4.500%, 6/1/29	68,069
91,241	Pool # C91284, 4.500%, 1/1/30	98,652
111,201	Pool # C91296, 5.000%, 4/1/30	120,788
307,010	Pool # C91413, 3.500%, 12/1/31	315,888
206,170	Pool # C91441, 3.000%, 4/1/32	206,717
257,454	Pool # C91484, 3.000%, 8/1/32	258,138
10,068	Pool # 1G0865, 2.465%, 7/1/35 (a)	10,714
22,916	Pool # A55565, 6.000%, 12/1/36	25,532
23,238	Pool # G03498, 5.500%, 11/1/37	25,509
130,828	Pool # A93316, 4.500%, 8/1/40	139,517
190,550	Pool # A94008, 4.000%, 9/1/40	197,720
133,023	Pool # A93936, 4.500%, 9/1/40	141,923
178,585	Pool # G06784, 3.500%, 10/1/41	179,618
313,198	Pool # G08540, 3.000%, 8/1/43	302,375

		2,654,294

Federal National Mortgage Association — 59.8%
53,035	Pool # 786729, 5.500%, 8/1/19	56,967
231,374	Pool # MA0670, 3.500%, 3/1/21	243,587
220,236	Pool # MA0740, 3.500%, 5/1/21	232,300
28,288	Pool # 254501, 5.500%, 9/1/22	31,182
40,471	Pool # 889255, 5.000%, 3/1/23	43,645
96,118	Pool # 962070, 4.000%, 3/1/23	101,632
4,170	Pool # 254908, 5.000%, 9/1/23	4,544
2,683	Pool # 255360, 5.000%, 8/1/24	2,923
83,138	Pool # 935763, 4.000%, 11/1/24	88,561
139,332	Pool # 932438, 4.000%, 1/1/25	147,562
13,418	Pool # 255711, 5.500%, 4/1/25	14,800
9,354	Pool # 357771, 5.000%, 5/1/25	10,184
11,974	Pool # 255745, 5.500%, 5/1/25	13,212
11,141	Pool # 255767, 5.500%, 6/1/25	12,393
24,932	Pool # 255834, 4.500%, 6/1/25	26,571
7,932	Pool # 255808, 5.000%, 7/1/25	8,634
21,948	Pool # 255984, 4.500%, 11/1/25	23,391
12,074	Pool # 256116, 6.000%, 2/1/26	13,543
197,564	Pool # AL0238, 3.500%, 3/1/26	207,239
489,104	Pool # AH9631, 3.000%, 4/1/27	502,922
25,066	Pool # 257163, 5.000%, 4/1/28	27,416
18,486	Pool # 257238, 5.000%, 6/1/28	20,207
65,535	Pool # 257237, 4.500%, 6/1/28	69,843
62,882	Pool # MA0022, 4.500%, 4/1/29	67,020
61,116	Pool # MA0115, 4.500%, 7/1/29	65,531
182,506	Pool # MA0121, 4.000%, 7/1/29	192,346
138,190	Pool # AC1219, 4.500%, 8/1/29	150,786
59,193	Pool # MA0171, 4.500%, 9/1/29	63,466
143,202	Pool # MA0443, 5.000%, 5/1/30	156,798
90,360	Pool # MA0563, 4.000%, 11/1/30	95,352
154,792	Pool # MA0776, 4.500%, 6/1/31	167,382
121,399	Pool # MA0804, 4.000%, 7/1/31	128,145
197,261	Pool # MA0976, 3.500%, 2/1/32	203,279
397,842	Pool # AB4713, 3.000%, 3/1/32	397,174
178,863	Pool # MA1084, 3.500%, 6/1/32	184,343
458,202	Pool # MA1314, 2.500%, 1/1/33	443,901
480,965	Pool # MA1490, 3.000%, 7/1/33	480,158
5,221	Pool # 721540, 5.000%, 7/1/33	5,722
773,413	Pool # MA1527, 3.000%, 8/1/33	772,114
777,597	Pool # MA1561, 3.000%, 9/1/33	776,290
39,315	Pool # 746683, 5.500%, 10/1/33	44,216
492,021	Pool # MA1688, 3.500%, 12/1/33	506,396
494,422	Pool # MA1802, 3.000%, 1/1/34	493,590
10,072	Pool # 786457, 5.401%, 7/1/34 (a)	10,778
7,747	Pool # 845573, 2.425%, 2/1/36 (a)	8,240
15,718	Pool # 831487, 5.500%, 4/1/36	17,326
29,736	Pool # 745511, 5.000%, 4/1/36	32,395
29,736	Pool # 868935, 5.500%, 5/1/36	32,885
13,324	Pool # 903812, 5.500%, 12/1/36	14,722
7,757	Pool # 907484, 6.000%, 1/1/37	8,646
136,934	Pool # AD7906, 5.000%, 7/1/40	149,563
259,339	Pool # AD7724, 5.000%, 7/1/40	283,153
260,596	Pool # AE4310, 4.000%, 9/1/40	270,928
119,801	Pool # AE0395, 4.500%, 10/1/40	127,891
141,143	Pool # AE4628, 4.500%, 10/1/40	150,681
126,049	Pool # AE7535, 4.000%, 10/1/40	131,059
120,700	Pool # AE8395, 4.000%, 11/1/40	125,466
282,761	Pool # AH6655, 4.000%, 2/1/41	293,989
257,106	Pool # AJ5469, 3.500%, 11/1/41	258,845
328,116	Pool # AB4106, 3.500%, 12/1/41	330,335

		9,544,169

Government National Mortgage Association — 16.6%
5,543	Pool # 3590, 5.500%, 8/20/19	5,957
15,634	Pool # 3708, 5.500%, 5/20/20	16,713
24,219	Pool # 3741, 4.500%, 8/20/20	25,748
11,432	Pool # 683937, 6.000%, 2/15/23	12,343
95,343	Pool # 666057, 5.000%, 3/15/23	101,900
211,250	Pool # 741854, 4.000%, 5/15/25	223,764
100,834	Pool # 4886, 4.500%, 12/20/25	107,251
351,308	Pool # 5326, 3.000%, 3/20/27	364,331
221,685	Pool # 3457, 4.500%, 10/20/33	241,133
4,907	Pool # 3571, 6.500%, 6/20/34	5,568
54,019	Pool # 605653, 5.500%, 8/15/34	60,393
3,550	Pool # 3637, 5.500%, 11/20/34	3,964
96,506	Pool # 3689, 4.500%, 3/20/35	104,971
11,818	Pool # 3710, 5.000%, 5/20/35	13,003
5,797	Pool # 650348, 5.500%, 11/15/35	6,423
60,839	Pool # 676974, 5.500%, 5/15/38	67,324
127,338	Pool # 733602, 5.000%, 4/15/40	142,665
203,731	Pool # 4978, 4.500%, 3/20/41	220,240
452,947	Pool # MA0391, 3.000%, 9/20/42	446,605
490,791	Pool # MA1284, 3.000%, 9/20/43	483,857

		2,654,153

Total U.S. Government Mortgage Backed Agencies (Cost $14,750,497)		14,852,616

U.S. Government Agencies — 7.1%

Federal Farm Credit Bank — 4.4%
200,000	1.500%, 11/16/15	204,026
250,000	2.580%, 6/8/18	260,566
250,000	1.950%, 7/19/22	235,422

		700,014

See accompanying notes which are an integral part of these financial statements.

Principal Amount/ Shares		Value
Federal Home Loan Bank — 2.7%
$ 150,000	3.125%, 12/8/17	$159,862
250,000	4.125%, 12/13/19	277,541

		437,403

Total U.S. Government Agencies (Cost $1,101,394)		1,137,417

Collateralized Mortgage Obligations — 0.9%

Federal Home Loan Bank — 0.1%
11,458	Series SK-2015, 5.140%, 8/18/15	12,016

Federal Home Loan Mortgage Corporation — 0.7%
1,351	Series 2770, 4.000%, 1/15/18	1,352
105,029	Series 2784, 4.000%, 4/15/19	110,610

		111,962

Federal National Mortgage Association — 0.1%
14,382	Series 1999-13, 6.000%, 4/25/29	15,931

Total Collateralized Mortgage Obligations (Cost $133,117)		139,909

Cash Equivalents — 0.2%
29,569	Huntington U.S. Treasury Money Market Fund, Institutional Shares 0.030% (b) (c)	29,569

Total Cash Equivalents (Cost $29,569)		29,569

Total Investments (Cost $16,014,577) — 101.2%		16,159,511

Liabilities in Excess of Other Assets — (1.2)%		(188,844)

Net Assets — 100.0%		$15,970,667

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2014.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2014.

See accompanying notes which are an integral part of these financial statements.

As of March 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation) *
VA Balanced Fund	$30,741,757	$7,815,225	$(113,627)	$7,701,598
VA Dividend Capture Fund	37,677,005	3,007,344	(548,277)	2,459,067
VA Growth Fund	13,079,482	2,565,892	(155,251)	2,410,641
VA Income Equity Fund	17,032,242	3,213,113	(79,621)	3,133,492
VA International Equity Fund	29,091,118	7,758,855	(448,886)	7,309,969
VA Mid Corp America Fund	15,582,970	10,759,716	(27,714)	10,732,002
VA Real Strategies Fund	2,783,334	591,510	(108,295)	483,215
VA Rotating Markets Fund	4,787,880	1,086,846	(80,961)	1,005,885
VA Situs Fund	53,901,243	22,634,683	(679,721)	21,954,962
VA Mortgage Securities Fund	16,015,577	304,124	(160,190)	143,934

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

NOTES TO PORTFOLIOS OF INVESTMENTS

MARCH 31, 2014 (UNAUDITED)

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2014, the Trust operated 30 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “Fund,” or collectively as the “Funds”):

Huntington VA Balanced Fund (“VA Balanced Fund”)

Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)

Huntington VA Growth Fund (“VA Growth Fund”)

Huntington VA Income Equity Fund (“VA Income Equity Fund”)

Huntington VA International Equity Fund (“VA International Equity Fund”)

Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)

Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)

Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)

Huntington VA Situs Fund (“VA Situs Fund”)

Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except the U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. In valuing debt securities, a security pricing service may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using methods such as, discounted cash flow models, various real estate debt spreads, and other market indicators, which the Trustees deem indicative of the estimated fair value of the real estate investments.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014, while the breakdown, by category, of common stocks is disclosed on the Portfolios of Investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Balanced Fund
Investment Securities:
Mutual Funds	$37,343,201	$—	$—	$37,343,201
Cash Equivalents	1,100,154	—	—	1,100,154

Total Investment Securities	38,443,355	—	—	38,443,355

VA Dividend Capture Fund
Investment Securities:
Common Stocks	28,852,396	—	—	28,852,396
Preferred Stocks	9,087,317	—	—	9,087,317
Cash Equivalents	93,436	—	—	93,436
Short-Term Securities Held as Collateral for Securities Lending	2,102,923	—	—	2,102,923

Total Investment Securities	40,136,072	—	—	40,136,072

VA Growth Fund
Investment Securities:
Common Stocks	13,737,081	—	—	13,737,081
Exchange-Traded Funds	549,120	—	—	549,120
Cash Equivalents	792,506	—	—	792,506
Short-Term Securities Held as Collateral for Securities Lending	411,416	—	—	411,416

Total Investment Securities	15,490,123	—	—	15,490,123

VA Income Equity Fund
Investment Securities:
Common Stocks	17,647,276	—	—	17,647,276
Exchange-Traded Funds	505,839	—	—	505,839
Cash Equivalents	439,064	—	—	439,064
Short-Term Securities Held as Collateral for Securities Lending	1,573,555	—	—	1,573,555

Total Investment Securities	20,165,734	—	—	20,165,734

VA International Equity Fund
Investment Securities:
Common Stocks	32,940,220	—	—	32,940,220
Exchange-Traded Funds	517,209	—	—	517,209
Closed-End Fund	403,420	—	—	403,420
Rights	13,086	—	—	13,086
Cash Equivalents	1,232,770	—	—	1,232,770
Short-Term Securities Held as Collateral for Securities Lending	1,294,382	—	—	1,294,382

Total Investment Securities	36,401,087	—	—	36,401,087

VA Mid Corp America Fund
Investment Securities:
Common Stocks	23,679,843	—	—	23,679,843
Cash Equivalents	217,097	—	—	217,097
Short-Term Securities Held as Collateral for Securities Lending	2,418,032	—	—	2,418,032

Total Investment Securities	26,314,972	—	—	26,314,972

VA Real Strategies Fund
Investment Securities:
Common Stocks	2,226,275	—	—	2,226,275
Exchange-Traded Funds	255,447	—	—	255,447
Real Estate Investments	—	—	229,758	229,758
Closed-End Fund	55,040	—	—	55,040
Cash Equivalents	4,661	—	—	4,661
Short-Term Securities Held as Collateral for Securities Lending	495,368	—	—	495,368

Total Investment Securities	3,036,791	—	229,758	3,266,549

VA Rotating Markets Fund
Investment Securities:
Common Stocks	5,181,218	—	—	5,181,218
Exchange-Traded Funds	93,964	—	—	93,964
Rights	72	—	—	72
Cash Equivalents	282,203	—	—	282,203
Short-Term Securities Held as Collateral for Securities Lending	236,308	—	—	236,308

Total Investment Securities	5,793,765	—	—	5,793,765

VA Situs Fund
Investment Securities:
Common Stocks	59,174,123	—	—	59,174,123
Exchange-Traded Funds	125,230	—	—	125,230
Cash Equivalents	2,492,254	—	—	2,492,254
Short-Term Securities Held as Collateral for Securities Lending	14,064,598	—	—	14,064,598

Total Investment Securities	75,856,205	—	—	75,856,205

VA Mortgage Securities Fund
Investment Securities:
U.S. Government Mortgage Backed Agencies	—	14,852,616	—	14,852,616
U.S. Government Agencies	—	1,137,417	—	1,137,417
Collateralized Mortgage Obligations	—	139,909	—	139,909
Cash Equivalents	29,569	—	—	29,569

Total Investment Securities	29,569	16,129,942	—	16,159,511

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all levels as of March 31, 2014 and the beginning of the measurement period.

The following is a summary of the inputs used to value the VA Real Strategies Fund’s Level 3 investments as of March 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

Type of Assets	Fair Value At March 31, 2014	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
VA Real Strategies Fund
Real Estate Investments	$229,758	Discounted cash flow	Discount Rate	1.4%-24.4% (10.2%)
			Market Cap Rate	7.0%-12.0% (8.4%)

The significant unobservable inputs used in the fair value measurement of VA Real Strategies Fund’s investments in real estate investments were cash flows and discount and market cap rates. An increase in the cash flows and/or market cap rate or decreases in the discount rate used would increase the value of the investment. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the investment. Although the changes in the unobservable inputs may significantly change the security’s value, significant and reasonable changes to any of these inputs would not significantly impact the net assets of the VA Real Strategies Fund.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Estate
Investments
VA Real Strategies Fund
Balance as of December 31, 2013	$229,830
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation (depreciation)	(72)

Ending Balance as of March 31, 2014	$229,758

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds did not own any repurchase agreements at March 31, 2014.

C. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The Funds did not own any when-issued securities at March 31, 2014.

D. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held.

E. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts – VA International Equity Fund, VA Real Strategies Fund, and VA Situs Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At March 31, 2014, VA International Equity Fund, VA Real Strategies Fund, and VA Situs Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts – Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk. For the period ended March 31, 2014, the Funds did not have any outstanding written options contracts.

F. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC and MS Securities Services, Inc. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc. (the “Adviser”) will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
VA Dividend Capture Fund	$1,911,001	$2,102,923	$2,730,115	$29,163	$5,351
VA Growth Fund	410,003	411,416	471,061	4,097	716
VA Income Equity Fund	1,551,544	1,573,555	1,563,705	5,159	937
VA International Equity Fund	1,261,378	1,294,382	2,666,997	3,170	567
VA Mid Corp America Fund	2,369,179	2,418,032	1,995,615	4,991	913
VA Real Strategies Fund	377,477	495,368	479,411	5,303	961
VA Rotating Markets Fund	232,504	236,309	274,086	310	50
VA Situs Fund	13,931,000	14,064,598	13,050,531	66,793	12,083
VA Mortgage Securities Fund	—	—	26,253	252	50

G. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. At March 31, 2014, the VA Real Strategies Fund held illiquid restricted securities representing 7.8% respectively, of net assets as listed below:

Issuer Description	Acquisition Date	Cost	Value
Grocery & Pharmacy DST	8/26/11	$50,000	$53,292
New York Power DST	7/21/11	50,000	57,816
Scotts Gahanna LLC	12/13/11	56,000	59,076
Winston-Salem DST	2/22/12	50,000	59,574

H. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market funds which are managed by the Adviser. A summary of each Fund’s investment in such affiliated money market funds is set forth below:

U.S. Treasury Money Market Fund	12/31/13 Market Value	Purchases	Sales	3/31/14 Market Value	Income
VA Dividend Capture Fund	$152,351	$3,231,701	$(3,290,616)	$93,436	$29
VA Growth Fund	340,496	1,906,656	(1,454,646)	792,506	26
VA Income Equity Fund	429,233	1,388,761	(1,378,930)	439,064	25
VA International Equity Fund	1,564,721	2,036,958	(2,368,909)	1,232,770	139
VA Mid Corp America Fund	1,335,531	1,009,209	(2,127,643)	217,097	63
VA Real Strategies Fund	127,204	278,526	(401,069)	4,661	9
VA Rotating Markets Fund	215,645	719,345	(652,787)	282,203	11
VA Situs Fund	2,628,213	3,682,022	(3,817,981)	2,492,254	124
VA Mortgage Securities Fund	418,291	2,795,124	(3,183,846)	29,569	28

Additionally, VA Balanced Fund invests in other funds within the Trust. A summary of the VA Balanced Fund’s investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/13 Market Value	Purchases	Sales	3/31/14 Market Value	Income
Huntington U.S. Treasury Money Market Fund	$879,884	$4,537,197	$(4,316,927)	$1,100,154	$42
Huntington Fixed Income Securities Fund	13,852,496	407,429	(2,816,308)	11,624,553	103,686
VA Dividend Capture Fund	3,971,879	—	(626,021)	3,485,763	—
VA Growth Fund	7,946,700	—	(1,074,164)	6,973,872	—
VA Income Equity Fund	5,297,998	94,792	(875,664)	4,646,481	—
VA International Equity Fund	4,463,562	125,582	(621,224)	3,859,232	—
VA Mid Corp America Fund	3,535,077	52,301	(593,664)	3,103,904	—
VA Situs Fund	1,321,920	36,166	(190,238)	1,171,589	—
VA Mortgage Securities Fund	2,862,095	61,429	(481,364)	2,447,807	—

(3) Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Huntington Real Strategies Fund owns a 96% interest in Scotts Gahanna LLC. The VA Real Strategies Fund is an affiliate of the Huntington Real Strategies Fund, and together they own 100% of Scotts Gahanna LLC.

(4) Subsequent Events

On May 16, 2014, the Huntington VA Balanced Fund, Huntington VA Growth Fund, Huntington VA Real Strategies Fund, Huntington VA Rotating Markets Fund and the Huntington VA Mortgage Securities Fund were liquidated and each Fund’s proceeds distributed to its shareholders.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer
Date May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date May 29, 2014

By (Signature and Title)	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer

Date May 29, 2014